VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.20

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Final Credit	Final Value	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
TGMUB3H5C5D	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Appraisal is X months before Note Date - EV 2
COMMENT:   The guidelines indicate an appraisal report is valid for X months from the date of valuation.  The appraisal is dated XX/XX/XXXX, which is XXX days from closing.  The note is dated XX/XX/XXXX. The file included an approved exception extending the expiration date to XX/XX/XXXX pg XXX  Lease Requirement  - EV 2
COMMENT:   The subject property is XX% vacant. The Residential unit is owner/seller-occupied. Subject, both units, will be delivered vacant. The file included an approved exception pg XXX  Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: The matrix requires a XX% reduction of the LTV for first time investors. The maximum LTV allowed is XX%, the borrower is a first-time investor; therefore the max allowed is XX%. The loan closed with a XX% LTV. The file included an approved exception pg XXX , citing mitigating factors of seasoned business and strong reserves.
V4L2XUNGIM2	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines pg XXX  for rental payment history require XX-month payment history to be verified by a VOR from management company or Canceled rent checks for the past XX months from borrower. The bank statements, page X dated XX/XX/XXXX and page X dated XX/XX/XXXX, show $XXX payment. The loan app shows the borrower rented for one year; however, the file is missing the a full verification of rent for one year.

*** (OPEN) Does not meet Seasoning Requirements  - EV 2
													COMMENT: The guidelines pg XXX indicate a Borrower on title less than XX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the XXXXX property on XX.XX.XXXX for $XXX. The borrower purchased the XXXXX property on XX/XX/XXX for $XXX. The borrower purchased the XXXX property on XX/XX/XXXX for $XXX; or total $XXX The value of $XXXX was used for qualifying purposes. The loan file contains a list of recent improvements to the subject properties pg XXX since purchase that documents total [$XXX + $XXX + $XXX] of $XXX. The file included an approved exception pg XXX , citing a mitigating factor of seasoned investor.
RIVDY3VJOU4	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT: The guidelines pg XXX for rental payment history require XX-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XX months from borrower. The loan file contains a VOR LOE pg XXX indicating the borrower lives rent free at the primary residence and has no responsibility on any mortgage. The file included an approved exception pg XXX , citing mitigating factors of seasoned investor and strong reserves.	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX, declared a major disaster XX/XX/XXXX, XXXX Severe Storms and Flooding. (DR-4766-RI). The appraisal was completed XX/XX/XXXX and signed on XX/XX/XXXX. The file does not include an update confirming the property was not affected by the disaster.
J0IEN4UNFAO	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
													COMMENT: The file included an approved exception for seasoning. The borrower purchased the property XX/XX/XXXX for $XXX. The value used for qualifying purposes is $XXX. The file included an approved exception pg XXX , citing mitigating factors of high FICO.
WWQAKRBZ54K	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines pg XXX  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts.  The credit report reflects the borrower has one authorized user account reporting for X months and second account reporting X months.  The file included an approved exception pg XXX  Lease Requirement  - EV 2
COMMENT:   The loan is a refinance transaction. The appraisal photos reflect the property is vacant. The file did not include a lease. The file included an approved exception pg XXX  Verification of Rent - EV 2
													COMMENT: The guidelines pg XXX If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) from management company; or Cancelled rent checks from the Borrower for the past XX months. The file is missing evidence of rent payments from XX/XX/XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: .
OVPXPUU2SSJ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
													COMMENT: The transaction is a cash out refinance. The subject property is vacant and not currently leased. The file included an approved exception pg XXX , citing mitigating factors of low LTV and high FICO.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
0H3OKY5PHAJ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines pg XXX  requires a minimum DSCR of Xx for Traditional II transactions with a loan amount greater than $XXXX The loan closed with a loan amount of $XXXand DSCR of .XXx. The file included an approved exception pg XXX  Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines pg XXX require a mortgage payment history of X*30, the last XX months, none in the last XX days and mortgage must be current. The subject payment history is documented with payments pg XXX citing a mitigating factor of seasoned investor.
45L0GOTMSJY	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX require a minimum credit score of XXX. The borrower's qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factors of seasoned Investor and strong reserves.
ADJZRRFRZKM	XXXX			XXXX		1	1	1	1	1	1
CCVBKJ4FEDQ	XXXX	XXXX	3	1	1	1	1	1	*** (CURED) Asset Verification insufficient - EV R
														COMMENT: The funds to close verification include (p X) $XXX from account X #XXX + (p X $XXX from account XXXX #XXXX + (p X $XXX cashier's check from X account. Loan approval (p X) supports the assets with X #XXXX $XXX were documented. The loan file is missing a copy of the X bank statement to verify funds.
XM0LI1WRZBF	XXXX	XXXX	3	3	3	1	3	1	*** (OPEN) Occupancy- Potential Occupancy Misrepresentation - EV 3
COMMENT: The guidelines pg XXX states XXX makes commercial/business purpose loans only and consumer loans are not eligible under our lending programs. The evidence of insurance reflects the borrowers mailing address as the property address. Additionally, the insurance does not reflects loss of use, not rent loss coverage. The occupancy coverage is noted as XXX XXX The X report and property taxes reflects the subject property is the XX property. The SS Veritax report (pg XX reflects the subejct property as the addresses reported from XX/XX/XXXX and XX/XX/XXXX. The XX residence reflected on the loan application is not noted on the XX report. The file included a lease with a start date of XX.XX.XXXX; however, evidence of receipt of the security deposit was not provided. Evidence of the borrowers XX was not documented and the file did not include evidence of the occupancy discrepanies.	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines pg XXX  requires 1-4 Tenant Occupied; Landlord insurance policy containing loss of rents loss of use or business income coverage. If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The HOI pg XXX  reflects Loss of use ; however, does not reflect the policy is Landlord/Rental

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  reflects a wind deductible of XX% of $XXX or $XXX, which exceeds the allowed $XXX. The file included an approved exception pg XXX  Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower lives rent free.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
													COMMENT: The guidelines pg XXX require a mortgage payment history of XXX, the last XX months, none in the last XX days and mortgage must be current, XXX or XXX in the last XX months. The subject property is currently in XX. The file included an approved exception pg XXX , citing mitigating factors of high FICO.
Q3TXIYCDCXV	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
													COMMENT: The guidelines pg XXX require the policy must contain Law and Ordinance endorsement “A” for traditional X property types. The evidence of insurance pg XXX does not include the law and ordinance endorsement. The file included an approved exception pg XXX , citing a mitigating factor of high FICO.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The guidelines pg XXX only provides the buyer information.
AIDWAVKTFSI	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The subject transaction is a X, the appraisal supports the property has X apartment units where all but one (unit X Is vacant) are occupied. The file included an approved exception pg XXX  Missing Lease Agreement  - EV 2
													COMMENT: The subject transaction is a refinance, the appraisal supports the property has X apartment units where all but one (unit #X is vacant) is occupied. The loan file contains lease agreements for units #X(p XXX), #X (zip), #X (zip), and #X (zip). The loan file is missing a copy of unit #X lease agreement.
KXXOATQHOBZ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX) Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: XXX, special/broad, dwelling fire form X ,XX, or a proprietary landlord insurance policy from major carrier. The evidence of insurance pg XXX  does not indicate the specific type of policy it is.

*** (OPEN) Ineligible Location - EV 2
													COMMENT: The matrix pg XXX indicates there are ineligible lending locations nationwide. The subject is located in XXXXX. The file included an approved exception pg XXX , citing mitigating factors of high FICO and seasoned investor.
IE3MB3S5XL2	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The subject note is dated XX/XX/XXXX. The file included an approved exception (pgX), citing mitigating factors of seasoned investor and seasoned business.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines pg XXX  requires a minimum DSCR of XXX for Traditional II transactions with a loan amount greater than $XXX.  The loan closed with a loan amount of $XXX and DSCR of XXX. The file included an approved exception pg XXX  Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines pg XXX require a mortgage payment history not reported on the credit report must be verified for the past XX months on the subject property. The loan file contains bank printout pg XXX and subsequent bank statements to document monthly payments from XX/XX/XXXX through XX/XX/XXXX; however, the loan file is missing proof of XX/XX/XXXX payment rating. The file included an approved exception pg XXX , citing mitigating factors of seasoned investor and seasoned business.
AKWMXL5T4G2	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines pg XXX  for rental payment history require XX-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XX months from borrower. The loan file contains a VOR LOE pg XXX  indicating the borrower lives rent-free with family.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX require a minimum credit score of XXX. The borrower's qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factors of strong marketing trends and strong DSCR.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
E3EKHLOINHM	XXXX			XXXX		3	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
CBC31E0KLO4	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the subject property. The file did not include evidence of the payments since XX/XX/XXXX, as the loan paid at closing matured XX/XX/XXXX. The file included an approved exception pg XXX , citing mitigating factors of seasoned investor and strong reserves.	*** (CURED) Mortgage/Rental lates exceed guidelines - EV R
														COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the subject property. The file is missing evidence of XX/XX/XXXX payment.
SKIPXIYGSQJ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The loan closed XX/XX/XXXX. The file included an approved exception pg XXX  Hazard Insurance - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement.  The file included an approved exception pg XXX  Lease Requirement  - EV 2
													COMMENT: The transaction is a refinance, the property is XX% vacant. The file included an approved exception pg XXX , citing mitigating factors of seasoned investor and high FICO.
QZ1ZHOCXC1E	XXXX	XXXX	3	2	3	3	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines pg XXX  require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower lives X The file included an approved exception pg XXX  Mortgage history for primary residence less than XX months - EV 2
COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower lives XX. The file included an approved exception pg XXX , citing mitigating factors of seasoned investor.	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The file included bank statements to document funds to close; however, the statements were in the name of XXXXX Inc.  The file did not include evidence the borrower owns the entity.

*** (CURED) Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV R
COMMENT:   The guidelines pg XXX  1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance pg XXX  does not include loss of rents.

*** (CURED) Missing Appraisal - EV R
COMMENT:   The appraisal is missing all the sections of information (subject, contract, neighborhood, project site, project information, project analysis, unit description, project history, comparables, income, reconciliation)

*** (CURED) Missing Market Rent / Operating Agreement - EV R
COMMENT:   The appraisal is missing the market rent analysis.

*** (CURED) Only Estimated HUD in file - EV R
														COMMENT: The file include an estimated HUD. The file did not include a final HUD executed or stamped by the settlement agent.
PQ3A5OUIYKR	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower X. The file included an approved exception pg XXX  Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines pg XXX for the subject property; however, canceled checks were not provided. The file included an approved exception pg XXX , citing mitigating factors of XXX	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
														COMMENT: The guidelines pg XXX 1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance pg XXX does not include loss of rents.
2AF1HII2M4V	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines pg XXX  for Investor 1-4 allow a minimum loan amount of $XXX.  The subject closed with a loan amount of $XXX. The file included an approved exception pg XXX  Foreclosure History does not meet guidelines - EV 2
													COMMENT: The file included an approved exception for For property profile for investment XXXXX, open Foreclosure-Notice of Foreclosure Sale, dated XX/XX/XXXX, citing mitigating factors of seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
KXP0NRB03SM	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines pg XXX and a copy of XX/XX/XXXX X attempt pg XXX as lender stopped receiving payments. The original note pg XXX documents loan matured XX/XX/XXXX. The loan file is missing payments for XX/XX/XXXX and XX/XX/XXXX, along with missed payment in XX/XX/XXXX. The file included an approved exception (pg X, citing a mitigating factor of low LTV.
21YSSV1FTNL	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines pg XXX  for rental payment history require XX-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XX months from borrower. The loan file contains a VOR LOE (zip) indicating the borrower lives rent-free with family. The file included an approved exception (zip folder), citing a mitigating factor of low LTV.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The subject transaction is a refinance, and the appraisal (zip) for XXXXX does reflect tenant occupancy; however, the subject photos show the property is vacant. The loan file contains a lease agreement (zip) as of XX/XX/XXXX with lease term dates of XX/XX/XXXX . The loan file contains an approved exception for the subject vacancy, citing a mitigating factor of seasoned investor.

*** (OPEN) Missing Lease Agreement  - EV 2
COMMENT:   The tenant names listed on the lease agreement (zip) for XXXXX on (page 1, paragraph 1) and within section (Article XVII - Notices) do not match the names on the (last page) signature page.

*** (OPEN) Rural Property ineligible - EV 2
COMMENT: The guidelines pg XXX Properties located in a town or city with less than XXXX population will be classified as rural and are not eligible collateral. Properties located in a town or city with a population less than XXXX but greater than or equal to XXXX and are within a XX miles radius (center of each city) of a city with a population of XXXX or more are eligible collateral. The city of XXXXX population search is under XXX and the nearest city with a population over XXX is XXX and is over XX miles from subject. The file did not have an approved exception for this.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The guidelines pg XXX  require Investor 1-4 Loans -to meet the insurance criteria. The loan file is missing copies of the insurance dec pages for properties: XXXX.

*** (CURED) Valid ID - Missing - EV R
														COMMENT: The loan application reflects the borrower is a permanent resident; however, the loan file does not contain a copy of the borrower's current visa or valid documentation for residency status.
MVKAUE3FC3S	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines pg XXX require a minimum credit score of XXX. The borrowers’ qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factors of seasoned investor and strong DSCR.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Lease Requirement  - EV R
														COMMENT: The transaction is a refinance. The lease term for unit 1 is 6 months. The lease for unit 3 expired XX/XX/XXXX.
0NRM4DINWHK	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report (p X) dated XX/XX/XXXX expired XX/XX/XXXX The subject note is dated XX/XX/XXXX and loan funded XX/XX/XXXX. The file included an approved exception pg XXX  Valid ID - Missing - EV 2
													COMMENT: The loan application pg XXX confirms borrower is a nXXX resident. The loan file contains a copy of the X approval (p X) and copy of driver's license pg XXX . The loan file is missing proof of XXXX Xfor the borrower. The file included an approved exception pg XXX , citing mitigating factors of low LTV and seasoned investor.
N245S20PQTW	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  wind/hail deductible up to the lesser of X% or $XXX is acceptable.  The evidence of insurance pg XXX  reflects a wind deductible of XX% of $XXX or $XXX, which exceeds the allowed $XXX. The file included an approved exception pg XXX  Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The loan funded XX/XX/XXXX. The file included an approved exception pg XXX  Lease Requirement  - EV 2
													COMMENT: The transaction is a refinance, the file does not include a lease. The file included an approved exception pg XXX , citing mitigating factors of low LTV and high FICO.
SJ00MYOHVB0	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower lives rent free. The file included an approved exception pg XXX  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines pg XXX  require a minimum credit score of XXX.  The borrowers’ qualifying score is 601. The file included an approved exception pg XXX  Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the subject property. The file is missing evidence of XX/XX/XXXX and XX/XX/XXXX payments for the subject property.	*** (CURED) Missing LLC / Entity Documents - EV R
COMMENT:   The Entity Information reflects the statement status is past due, the next statement due date is XX/XX/XXXX. The loan closed XX/XX/XXXX.  The file did not include documentation to confirm the statement has been filed.

*** (CURED) Not all borrowers signed HUD - EV R
														COMMENT: The file is missing the final HUD executed by the borrower or stamped by the settlement agent.
NAD4OYR5IHP	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Condo HOA Documentation - EV 2
													COMMENT: The loan file is missing a copy of the HOA budget and P&L for the condo association. The file included an approved exception pg XXX , citing mitigating factors of seasoned investor and strong reserves.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
UHVCIHLDVVX	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines pg XXX  1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance pg XXX  Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: The maxtrix pg XXX allows a max LTV of XX% for loans greater than $XXX. The loan closed with a loan amount of $XXX and a LTV of XX%. The file included an approved exception pg XXX , citing mitigating factors of strong reserves and high FICO.
GRQU1MTMAJZ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  indicates Coinsurance is generally discouraged on investor 1-4 properties.  The evidence of insurance (pgs X) included a coinsurance policy of XX%. The file included an approved exception pg XXX  Purpose does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only with a X-year prepayment. The Real Estate Review pg XXX indicates the subject property was listed on two separate MLS listings for sale on XX/XX/XXXX for $XXX, and XX days later increased to $XXX and then both listings cancelled on XX/XX/XXXX. The file included an approved exception pg XXX , citing mitigating factors of low LTV and seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: .
Z2WPFNZOWUD	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
													COMMENT: The guidelines pg XXX require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types. The evidence of insurance pg XXX does not include the law and ordinance endorsement. The file included an approved exception pg XXX , citing a mitigating factor of high FICO.
YOPPP15M2BO	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The loan closed XX/XX/XXXX.

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
													COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower lives rent free.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: .
MBMIHMUUCZ1	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
													COMMENT: The borrower was recently deeded to the property XX/XX/XXXX. The file included an approved exception pg XXX , citing mitigating factors of seasoned investor
CPDKQGUWLWK	XXXX	XXXX	2	2	2	2	2	2	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  reflects a wind deductible of XX% or $XXX, which exceeds the allowable threshold. The file included an approved exception pg XXX  Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  does not include the law and ordinance endorsement. The file included an approved exception pg XXX  Property listed for sale in past XX months - EV 2
													COMMENT: The appraisal indicates the subject was recently under contract for $XXX; however, the buyer backed out as the intent was to occupy the subject. The appraiser confirms no other listings over the past three years, the subject loan has a XXX year PPP, and value of $XXX is less than the contract price. The file included an approved exception pg XXX , citing mitigating factors of low LTV and seasoned investor.
IM5VIXNW4Y5	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
													COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower lives xxxx The file included an approved exception pg XXX , citing mitigating factors of low LTV and strong reserves	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
PYGHO10AGOH	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The minimum required score is XXX and the borrowers qualifying score is XXX. The loan file has an approved exception based on mitigated factors of being a seasoned investor and having strong reserves.
1E3MGICH13Y	XXXX	XXXX	3	2	3	3	2	2	*** (OPEN) Property listed for sale in past XX months - EV 2
COMMENT:   The guidelines pg XXX  Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only with a 2-year prepayment. The appraisal pg XXX  for property XXXXX reflects the subject was listed for sale on XX/XX/XXXX for $XXX, and withdrawn on XX/XX/XXXX . The loan file does not include an approved exception for the cash out refinance.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines pg XXX require a minimum credit score of 650. The borrower's qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factors of low LTV and seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:     .

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
														COMMENT: The loan file only contains the insurance dec page pg XXX for the XXXX. The final HUD pg XXX reflects four property premiums were collected at closing. The loan file is missing copies of the insurance dec pages for properties XXXX, XXXXX, and XXXXX.
PFJH2H5L3GB	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  require the insurance premium to be paid in full prior to or at closing. The evidence of insurance pg XXX  is on a payment plan and the premium was not collected on the final HUD pg XXX  Lease Requirement  - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was x in Unit x and Units xand x are used for storage. Unit X is indicated as leased by XXXX as storage. The loan file does not have a copy of this lease.  The file included an approved exception pg XXX  Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  require a mortgage payment history not reported on the credit report must be verified for the past XX months on the primary residence. The primary residence mortgage is solely in the name of the borrower's spouse and is not rated on borrower's credit report. The loan file does contain a VOM for the first mortgage pg XXX  on the primary residence. The file included an approved exception pg XXX  Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines pg XXX require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past XX months. The loan file has a XX months canceled payments (pgsX made to private party (XXX) from XX/XX/XXXX, and XX/XX/XXXX payment; however, missing XX/XX/XXXX payment for the subject property. The payoff pg XXX reflects the XX/XX/XXXX payment was moved to the end of the loan. The file included an approved exception pg XXX , citing a mitigating factor of seasoned investor.
YIOALSJ4MHA	XXXX	XXXX	3	2	3	3	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT:   The guidelines pg XXX  indicate a Borrower on title less than XX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower was added to the property XX/XX/XXXX. The file included an approved exception pg XXX  Lease Requirement  - EV 2
COMMENT: The transaction is a cash out refinance and the property has two short term leases for X months. The file included an approved exception pg XXX , citing mitigating factors of low LTV and high FICO.	*** (CURED) Property Issues indicated - EV R
COMMENT:   The XXXXX review pg XXX  indicates the property has deferred maintenance.  There is an open electrical box at the front entry. There is a broken glass pane on a right side garage door, with rotted wood trim at this garage door opening. There is a missing downspout at the right rear corner of the building. Damage to the bottom of a left rear garage door. Buckled roof flashing at the left side of the property. Trees at the rear of the building are overgrown and touching the building. The front asphalt-paved parking area is cracked and lines are faded and the rear paved area is cracked. There is an open electrical junction box at the front common area entry and open wiring in the attic. Stained ceiling in the common area heater room/restroom at the exit of the heater exhaust. The file did not include evidence the electrical boxes were closed.

*** (CURED) Title policy missing - EV R
														COMMENT: The file included page one of the preliminary title. The full preliminary title is missing from the file.
J5M2VBDXVM0	XXXX	XXXX	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Missing a Site X report for primary residence address XXXXX.

*** (CURED) Missing Title evidence - EV R
														COMMENT: The loan file is missing a copy of the full title report. Endorsement page pg XXX attached to commitment no.XXXX, and legal description pg XXX is all that is found in the loan file.
3MXC3SDINNA	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX require a minimum credit score of 650. The borrower's qualifying score is XXX. The file included an approved exception pg XXX , citing a mitigating factor of seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: .
RBVKVUKAGWQ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  require the policy must contain Law and Ordinance endorsement “A” for traditional X property types.  The evidence of insurance pg XXX  does not include the law and ordinance endorsement. The file included an approved exception pg XXX  DSCR Is Not Eligible - EV 2
													COMMENT: The guidelines pg XXX , citing mitigating factors of seasoned investor and strong reserves.	*** (CURED) Missing the addendum showing the updated purchase price of $XXXX- EV R COMMENT: The loan file is missing the sales contract addendum for the updated purchase price of $XXX.
H2U42IQJIM3	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  for rental payment history require 12-month payment history to be verified. The loan file contains a VOR LOE pg XXX  indicating the borrower lives XXXwith parents. The file included an approved exception pg XXX  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines pg XXX  require a minimum credit score of 650.  The borrower's qualifying score is XXX. The file included an approved exception pg XXX  Verification of Morgage Second Lien  - EV 2
COMMENT:   The guidelines pg XXX  require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past XX months. The loan file has XX months payments verified pg XXX  with asset statements for the 2nd lien to a private party. The loan file is missing the VOM from the private party.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines pg XXX require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past XX months. The loan file has XX months payments verified pg XXX with asset statements for the 1st lien to a private party. The loan file is missing the VOM from the private party.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
OGDKB4GBWUC	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The DSCR does not meet guidelines.  The guidelines pg XXX  require a minimum DSCR for Owner User Traditional II products to have a minimum DSCR of XX%.  The loan closed with a DSCR of XX%. The file included an approved exception pg XXX  Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  require Refinances without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within XX days of close of escrow The borrower is on a payment plan. The guidelines pg XXX  wind/hail deductible up to the lesser of XX% or $XXX is acceptable.  The evidence of insurance pg XXX  reflects a wind deductible of XX% of $XXX or $XXX, which exceeds the allowed $XXX.  The file included an approved exception pg XXX  Income documentation does not meet guidelines - EV 2
COMMENT:   The file included a YTD P & L,  X years was requested due to low DSCR The file included an approved exception pg XXX  Lease Requirement  - EV 2
COMMENT:   The transaction is a cash out refinance.  The Actual Vacancy X and the Lease is unsigned by landlord for unit X The file included an approved exception pg XXX  Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the subject property. The file did not include evidence of payment for the second lien on the subject property.	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX, declared a major disaster XX/XX/XXXX, XXXX Severe Storms, Straight-line Winds, Tornadoes, and Flooding DR-4781-XX). The appraisal was completed XX/XX/XXXX
Y3IOII5ZLYB	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  wind/hail deductible up to the lesser of XX% or $XXX of loan amount is acceptable. The evidence of insurance pg XXX  reflects a wind deductible of XX% or $XXX, which exceeds the allowed $XXX threshold. The file included an approved exception pg XXX  DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines pg XXX  requires a minimum DSCR of XXx for Traditional II transactions with a loan amount greater than $XXXX.  The loan closed with a loan amount of $XXXX and DSCR of XXx. The file included an approved exception pg XXX  2nd Mortgage / HELOC Terms required - EV 2
COMMENT: The guidelines pg XXX Subordinate financing is acceptable on certain transactions. The subordinate financing should have a minimum term of XX years and the allowable combined Loan-to-Value (CLTV) is XX%. The loan file is documented with subordinate financing pg XXX in the amount of $XXX, with a maturity date of XX/XX/XXXX. The CLTV is XX% and the term is less than XX years. The file included an approved exception pg XXX , citing mitigating factors of low LTV and high FICO.	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXX declared a major disaster XX/XX/XXX, Texas Severe Storms, Straight-line Winds, Tornadoes, and Flooding. (DR-4781-TX). The appraisal was completed XX/XX/XXXX. The file does not include an update confirming the property was not affected by the disaster.
AT34ADINXIN	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.  The evidence of insurance does not include the law and ordinance endorsement. The guidelines pg XXX  Traditional 2 Owner User properties are required to obtain a Business Interruption policy. The policy does not include business interruption. The guidelines pg XXX  Purchase transactions without escrow accounts require a paid receipt for the first-year premium. The evidence of insurance reflects a monthly payment plan was established and the final HUD reflects the first month payment was paid. The guidelines pg XXX  wind/hail deductible up to the lesser of XX% or $XXX is acceptable.  The evidence of insurance pg XXX  reflects a wind deductible of XX% of $XXX or $XXX which exceeds the allowed $XXX

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: The matrix requires a XX% reduction of the LTV for first time investors. The maximum LTV allowed is XX%, the borrower is a first-time investor; therefore the max allowed is XX%. The loan closed with a XX% LTV. The file included an approved exception pg XXX , citing mitigating factors of strong reserves and high FICO.	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX declared a major disaster XX/XX/XXXX, XX/XX/XXXXSevere Storms, Straight-line Winds, Tornadoes, and Flooding DR-4781-TX. The appraisal was completed XX/XX/XXXX. The file does not include an update confirming the property was not affected by the disaster.
2SB3EM5M3U4	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  wind/hail deductible up to the lesser of XX% or $XXX of loan amount is acceptable. The evidence of insurance pg XXX  reflects a wind deductible of XX% or $XXX which exceeds the allowed $XXX threshold. The file did not have an approved exception for this.

*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT: The guidelines pg XXX For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report pg XXX reflects (1) open and active account reporting XX months, with a total balance of $XXX. Credit was established XX/XX/XXXX.	*** (CURED) Purchase Contract - EV R
														COMMENT: The final HUD pg XXX reflects a purchase price of $XXX The sales contract pg XXX reflects an original purchase price of $XXX and closing date of XX/XX/XXXX. The counter offer unexecuted by borrower pg XXX reflects purchase price of $XXX. The addendum R to the offer to purchase - rental properties pg XXX is not executed by seller. The loan file is missing a fully executed sales contract, including an updated purchase price addendum for $XXX with extension of the closing date to XX/XX/XXXX.
YMIH1LCQVXP	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
													COMMENT: The guidelines pg XXX require the policy must contain Law and Ordinance endorsement “A” for traditional X and X property types. The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception pg XXX , citing mitigating factors of seasoned investor.
1CALOXKXZX5	XXXX			XXXX		1	1	1	1	1	1
Y2YE1J5RCKY	XXXX			XXXX		1	1	1	1	1	1
CIRKLMHLMIK	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The subject has co-insurance.   The loan approval has an approved exception allowing based on the mitigated factor of low LTV.

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
													COMMENT: No VOR was obtained for the borrowers primary residence; however, proof of primary residence was provided. The loan approval has an approved exception allowing based on the mitigated factor of low LTV.
NXB0LGITNZD	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT: The guidelines pg XXX for rental payment history require X-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XX months from borrower. The loan file is missing VOR documentation for the borrower. The file included an approved exception pg XXX , citing a mitigating factor of high FICO.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The loan file contains pg XXX an estimated HUD signed at closing for seller and buyer. The loan file is missing a copy of the Final HUD.
HLTSUCZYNIR	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 property types.  The evidence of insurance pg XXX  does not include the law and ordinance endorsement. The file included an approved exception pg XXX  Lease Requirement  - EV 2
COMMENT: The subject transaction is a cash out refinance of a mixed-use property. The appraisal (p 10) pictures show the commercial space is vacant; however, appraiser indicated pg XXX in the current rent roll the space has a new lease starting on XX/XX/XXXX. The loan file does not include a copy of the commercial lease. The file included an approved exception pg XXX , citing mitigating factor of seasoned investor.	*** (CURED) Missing Lease Agreement - EV R
														COMMENT: The subject is a refinance transaction of a mixed-use property. The loan file contains a lease agreement (p XX) for the X-bedroom apartment only. The appraiser pg XXX indicates there are lease agreements for the efficiency unit for $XXX the X-bedroom apartment for $XXX and the commercial space for $XXX The loan file is missing copies of the lease agreements.
VHJP1T5AGWV	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  require the policy must contain Law and Ordinance endorsement “A” for traditionalX property types.  The evidence of insurance pg XXX  does not include the law and ordinance endorsement. The file included an approved exception pg XXX  Verification of Rent - EV 2
COMMENT:   The guidelines pg XXX  for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XX months from borrower. The loan file contains a VOR LOE pg XXX  indicating the borrower's primary residence mortgage is in the name of the XX. The file included an approved exception pg XXX  DSCR Is Not Eligible - EV 2
													COMMENT: The guidelines pg XXX requires a minimum DSCR of Xx for Traditional II transactions with a loan amount greater than $XX The loan closed with a loan amount of $XXX and DSCR of XXX. The file included an approved exception pg XXX , citing a mitigating factor of strong reserves.
IK0HC2S2LRY	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT: The guidelines pg XXX requires 1-4 Tenant Occupied; If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The HOI pg XXX reflects loss of use and the policy does not reflect it is a Landlord/Rental policy. The loan file did not include an approved exception for this.	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
														COMMENT: The guidelines pg XXX Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: X, special/broad, dwelling fire form XXor a proprietary landlord insurance policy from major carrier. The evidence of insurance pg XXX does not indicate the specific type of policy it is. The loan file did not include an approved exception for this.
R1UFQ1GICJ0	XXXX	XXXX	3	1	1	1	1	1	*** (CURED) Valid ID - Missing - EV R
														COMMENT: The loan application (p 270) reflects the borrower is a XXX. The loan file contains a copy of the borrower drivers license (p 165) and ssn card. The loan file is missing a copy of the borrower valid residency documentation.
BZ4CDH3QXS3	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX Subordinate financing is acceptable on certain transactions. The subordinate financing should have a minimum term of XX years and the allowable combined Loan-to-Value (CLTV) is 90%. The loan file is documented with subordinate financing pg XXX from the seller XXX in the amount of $XXX, with a maturity date of XX/XX/XXXX The CLTV is XX% and the term is less than 3 years. The file included an approved exception pg XXX , citing a mitigating factor of high FICO.
KZINQPWR0GW	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Fraud Alert on credit report - EV 2
COMMENT:   Borrower initiated Fraud Alert. The credit report reflected a fraud for X years, beginning XX/XX/XXXX.  The file did not include evidence the borrower was contacted prior to the extension of credit.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX require a minimum credit score of 650. The borrowers’ qualifying score is XXX	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
353NH5YCRKB	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines pg XXX  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report pg XXX  reflects XX open account reporting XX months, with a total of $XXX balance. One of the accounts is an authorized user account, which reported for XX months. Credit was established XX/XX/XXXX, or XX months. The file included an approved exception pg XXX  Loan does not conform to program guidelines - EV 2
COMMENT:   The matrix pg XXX  indicates first time homebuyers are ineligible for investment 1-unit properties. The borrower meets the definition of first-time homebuyer, based on sectionX  The borrower is not eligible for the subject transaction. The file included an approved exception pg XXX  Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XX months from borrower. The loan file contains a VOR LOE pg XXX  indicating the borrower lives rent-free with family. The file included an approved exception pg XXX  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines pg XXX require a minimum credit score of 650. The borrower's qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factors of strong marketing trends and strong reserves.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing a copy of the SiteX report for the subject property.

*** (CURED) Occupancy does not meet eligibility requirement(s) - EV R
COMMENT:   The guidelines pg XXX  Properties that are vacation homes or second homes are considered owner occupied if the borrower or their immediate family use or intend to use the property for more than XXX. The appraisal pg XXX  confirms the subject is occupied by the seller. The contract supports pg XXX  subject transaction is a non-arms length transaction between family members. The loan file does not contain a lease agreement. The file does not contain an approved exception for this.

*** (CURED) Purchase Contract - EV R
														COMMENT: The purchase contract pg XXX is not fully executed. The contract is missing seller and buyer initials throughout the document.
HDVUZ4NEG3K	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
													COMMENT: The guidelines pg XXX require the policy must contain Law and Ordinance endorsement “A” for traditional 2 property types. The evidence of insurance pg XXX does not include the law and ordinance endorsement. The file included an approved exception pg XXX , citing mitigating factor of seasoned investor.
ZP2C3U0LN0F	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
													COMMENT: The guidelines pg XXX requires a minimum DSCR of XXx for Traditional II transactions with a loan amount greater than $XX. The loan closed with a loan amount of $XXX and DSCR of XX. The file included an approved exception pg XXX , citing mitigating factors of high FICO and low LTV.
1I0345E5Y42	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
													COMMENT: The guidelines pg XXX indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The evidence of insurance pg XXX reflects loss of use and does not indicate Landlord/Rental policy
OKUL0RTPHHI	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines pg XXX indicates If there is a mortgage that (I) is not rated on the credit report, the underwriter will confirm that the account is not two or more payments past-due as of the date of the application. The loan file is documented with mortgage payments to XXX (pgs XX) from XX/XX/XXXX with bank statements. Payoff dated XX/XX/XXXX pg XXX reporting next payment due on XX/XX/XXXX (maturity date of XX/XX/XXXX). Loan application pg XXX is dated by borrower XX/XX/XXXX. Loan was approved pg XXX on XX/XX/XXXX. The file did not include evidence of the mortgage payments through the closing on XX/XX/XXXX. The file did not include an approved exception.
XJNIW2UBNSD	XXXX	XXXX	2	2	2	2	2	2	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The transaction is a cash out refinance.  The appraisal reflects the subject is currently X  and is currently in renovation. The file included an approved exception pg XXX  Loan has escrow holdback. No proof it was released - EV 2
COMMENT:   The guidelines pg XXX  In general, minor and/or cosmetic deferred maintenance shall be limited to X% of XXXs review value up to a maximum of $XXX. The loan closed with deferred maintenance of $XXX. The file included an approved exception pg XXX  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX require a minimum credit score of XXX. The borrowers’ qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factors of low LTV	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
HVZPPBI3QY0	XXXX	XXXX	3	1	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Missing Title evidence - EV R
COMMENT:   The loan file contains title documentation for a different property located at XXXXX. The loan file is missing the title documentation for the subject property, along with the executed grant warranty deed for the subject.

*** (CURED) Qualifying Credit Score does not meet eligibility requirement(s) - EV R
														COMMENT: The guidelines pg XXX require a minimum credit score of 650. The borrower's qualifying score is XXX. The file did not have an approved exception for this.
VWPUSSH1OFW	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines pg XXX  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflects XX accounts, XX being authorized user.  The file included an approved exception pg XXX  Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The borrower had a forebearance agreement for the subject property.  The file included an approved exception pg XXX  Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The file is missing evidence of XX/XX/XXXX and XX/XX/XXXX payments. The file included an approved exception pg XXX , citing mitigating factors of low LTV and seasoned investor.
JFP0JPUMNBO	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines pg XXX  for Investor 1-4 allow a minimum loan amount of $XXX.  The subject closed with a loan amount of $XXX. The file included an approved exception pg XXX  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines pg XXX  require a minimum credit score of 650.  The borrowers’ qualifying score is XXX. The file included an approved exception pg XXX  Verification of Rent - EV 2
COMMENT: The guidelines pg XXX If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) from management company; or Cancelled rent checks from the Borrower for the past XX months. The file included the verification of rent; however, the canceled were not provided. The file included an approved exception pg XXX , citing mitigating factors of XXXX.	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
														COMMENT: The guidelines pg XXX 1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance pg XXX does not include loss of rents.
MAGFRELWRHM	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT:   "The borrower was quit claimed to properties XXXXX and XXXX on XX/XX/XXXX. The file included an approved exception pg XXX  Lease Requirement  - EV 2
													COMMENT: The transaction is a XXXX. XX properties,XXXX and XXXXX are X. Additionally, the lease for XXXXX is unsigned by the landlord. The file included an approved exception pg XXX , citing mitigating factors of XXXX	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
LEAQBCLZMAH	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines pg XXX  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflects the borrower has XX accounts reporting for XXXXX. The file included an approved exception pg XXX  Does not meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines pg XXX  indicate a Borrower on title less than XX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $XXX. The value of $XXX was used for qualifying purposes.  The file included an approved exception pg XXX  Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  require a minimum credit score of X  The borrowers’ qualifying score is XXX. The file included an approved exception pg XXX  Purpose does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines pg XXX  Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances. The file included a MLS listing of the subject property showing the property was listed XX/XX/XXXX and canceled XX/XX/XXXX. The property was listed within XX/XX/XXXX of the closing.  The loan closed as a XXX.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines pg XXX require a minimum credit score of XXX. The borrowers’ qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factors of XXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX, declared a major disaster XX/XX/XXXX, XXXX Severe Storms, Straight-line Winds, Tornadoes, and Flooding DR-4781-XX). The appraisal was completed XX/XX/XXXX. The file does not include an update confirming the property was not effected by the disaster.
PZFSQYNGA4L	XXXX			XXXX		1	1	1	1	1	1
5HZEG11KACU	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   "The guidelines pg XXX  require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The file did not include evidence of the borrowers primary residence payment"

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines pg XXX require a minimum credit score of XXX. The borrowers’ qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factors of low LTV.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX, declared a major disaster XX/XX/XXXX, XX Severe Storms, Straight-line Winds, Tornadoes, and Flooding XXX). The appraisal was completed XX/XX/XXXX. The file does not include an update confirming the property was not effected by the disaster.
AX050DCRP33	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The file did not include evidence of the borrowers primary residence payment

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines pg XXX require a minimum credit score of XXX. The borrowers’ qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factors of XXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX, declared a major disaster XX/XX/XXXX, XX Severe Storms, Straight-line Winds, Tornadoes, and Flooding DR-4781-XX). The appraisal was completed XX/XX/XXXX. The file does not include an update confirming the property was not effected by the disaster.
IB51BONY3UG	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines pg XXX  require a minimum credit score of XXX  The borrowers’ qualifying score is XXX. The file included an approved exception pg XXX  Rural Property ineligible - EV 2
													COMMENT: The guidelines pg XXX Properties located in a town or city with less than 2,500 population will be classified as rural and are not eligible collateral. The subject is located in a XXX area. The file included an approved exception pg XXX , citing mitigating factors of XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
K0MTR0TFHKF	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The evidence of insurance pg XXX  reflects loss of use and does not indicate Landlord/Rental policy.

*** (OPEN) Purpose does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only with a 2-year prepayment. The subject loan closed as a X r The appraisal reflects the subject was listed on XX/XX/XXXX and was on the market for XX/XX/XXXX. The loan closed XX/XX/XXXX which is XXXXX from closing.
RXPOXCVVHR2	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines pg XXX  for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XX months from borrower. The loan file contains a VOR LOE pg XXX  indicating the borrower lives XX with X The file included an approved exception pg XXX  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines pg XXX  require a minimum credit score of XX.  The borrower's qualifying score is XXX. The file included an approved exception pg XXX  Verification of Morgage Second Lien  - EV 2
COMMENT: The guidelines pg XXX require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past XX months. The loan file has a copy of the 2nd lien original note pg XXX and the modified note pg XXX dated XX/XX/XXXX, which indicates the XX lien is not due for payments until original date of XX/XX/XXXX. and then modified date of XX/XX/XXXX from a seller-held lien. The file included an approved exception pg XXX , citing mitigating factors of XXXX	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final master HUD executed by the borrower or stamped by the settlement agent is missing. The loan file contains a copy of the Estimated HUD Approved for Funding pg XXX  which is not signed or stamped.

*** (CURED) Not all borrowers signed HUD - EV R
														COMMENT: See missing HUD finding
BTG42245MFF	XXXX			XXXX		1	1	1	1	1	1
RI01KYTPXQE	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Lender Approval - EV R
COMMENT:   The final loan approval and loan confirmation and closing documents order form reflects the purpose as Rate and Term Refinance.  The final HUD reflects the borrower received $XXX in cash proceeds.

*** (CURED) Mortgage history for primary residence less than XX months - EV R
COMMENT:   The guidelines pg XXX  require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower lives rent free.  The file did not include an approved exception

*** (CURED) Qualifying Credit Score does not meet eligibility requirement(s) - EV R
														COMMENT: The guidelines pg XXX require a minimum credit score of 650. The borrowers’ qualifying score is XXX. The file did not include an approved exception.
LU5TIAHBTNU	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT:   The guidelines pg XXX  indicate a Borrower on title less than XX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $XXX. The value of $XXX was used for qualifying purposes The file included an approved exception pg XXX  Lease Requirement  - EV 2
													COMMENT: The transaction is a cash out refinance. The subject property is vacant. The file did not include a XXXX The file included an approved exception pg XXX , citing mitigating factors of XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
HNYSTRN1FD1	XXXX			XXXX		1	1	1	1	1	1
WTDXQ1QH1ET	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The credit report reflects a payment history with a last activity date of XX/XX/XXXX and XX/XX/XXXX. The file did not include evidence of XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX payments.	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   The analyst review required a PTD for proof of operational utilities and a mold cert, as the subject did not have utilities on during the inspection and a XXXX. The file is missing the PTD requirements.

*** (CURED) Validation of primary residence - Missing - EV R
														COMMENT: The certification of non-owner occupancy and indemnity disclosure reflects the borrowers primary residence as XXXX, which matches the borrowers photo ID. The final loan application reflects the borrowers primary residence is XXXXX. The file did not include a letter of explanation for the discrepancy or a XX report for XXXXX.
NSID2WVX0NJ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   "The guidelines pg XXX  require Mortgage payment histories not reported on the credit report, must be verified for the borrower’s primary residence. The borrower XXXXX.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: The matrix requires a XX% reduction of the LTV for first time investors. The maximum LTV allowed is XX%, the borrower is a first-time investor; therefore the max allowed is XX%. The loan closed with a XX% LTV.
JWAU0YAT1DL	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The matrix pg XXX  allows a max XX% for Traditional II products and also requires a X% Reduction of LTV due to 1st time investor for a total max LTV allowed of XX%. The loan closed with a LTV of XX%. The file included an approved exception pg XXX  Verification of Rent - EV 2
COMMENT:   The guidelines pg XXX  for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XX months from borrower. The loan file contains a VOR LOE pg XXX  indicating the borrower XXXXX. The file included an approved exception pg XXX  Credit history does not meet guidelines - EV 2
													COMMENT: The guidelines pg XXX For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report pg XXX reflects XXX reporting XX months, with a total balance of $XXX. Credit was established XX/XX/XXXX. The file included an approved exception pg XXX , citing mitigating factor of XXXXX.
M1L00NTHYF3	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines pg XXX require Wind and Storm (“Wind and Hail”) policies are required for properties located in areas of high risk. The evidence of insurance pg XXX does not include wind and hail coverage. The file included an approved exception pg XXX , citing mitigating factors of XXXX.
ZV1RO4NXSRN	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The subject transaction is a XXXX, the appraisal reflected the property was XXXXX. The file did not include lease agreements for the subject property. The file included an approved exception pg XXX  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines pg XXX require a minimum credit score of 650. The borrower's qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factors of XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:     .

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The loan file is missing the Final HUD with a signature or stamped Final HUD statement.

*** (CURED) Missing Doc - EV R
														COMMENT: The loan file is missing a signed and dated waiver of insurance waiver and tax escrow.
BCTJFWELZ5I	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines pg XXX  requires a minimum DSCR of 1.% for Owner/User Traditional II transactions with a loan amount of  $XX  The loan closed with a loan amount of $XX and DSCR of .XX%. The file included an approved exception pg XXX  Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception pg XXX  Occupancy does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines pg XXX states Velocity makes commercial/business purpose loans only and consumer loans are not eligible under our lending programs. The property will be Owner Occupied Retail Unit after close. The file included an approved exception pg XXX , citing mitigating factors of seasoned investor and strong reserves.	*** (CURED) Asset document has expired - EV R
														COMMENT: The guidelines pg XXX requires verification documents to be dated within 120 days of the closing. The file is missing evidence of the XXX account #XX, dated within 120 days of closing. The file included a bank statement forXXXXdated XX/XX/XXXX. The loan closed XX/XX/XXXX.
LQ3CRBHPEA4	XXXX			XXXX		2	2	2	1	2	1		*** (OPEN) Valid ID - Missing - EV 2 COMMENT: The photo ID for the borrower expired XX/XX/XXXX. The file included an approved exception pg XXX , citing mitigating factors of seasoned investor.
EVT35CHUNGZ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XX months from borrower. The loan file contains a VOR LOE pg XXX  indicating the borrower XXXXX and has no responsibility on any mortgage. The file included an approved exception pg XXX  Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines pg XXX require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past XX months. The loan file has a XXX pg XXX and a XXXX ledger that includes the subject pg XXX for XXXX. XX months canceled payments were not documented. The file included an approved exception pg XXX , citing mitigating factors of strong reserves and seasoned investor.
LYDSI4AKDZF	XXXX			XXXX		2	2	2	1	2	1		*** (OPEN) HOA Certificate - EV 2 COMMENT: The file included an approved exception for No HOA Cert, budget and P&L for PUD.
Y4RFBA3BIR4	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines pg XXX indicate Coinsurance is generally discouraged. The evidence of insurance included a coinsurance policy. The file included an approved exception pg XXX , XXXXX.
W4U32T5DQAI	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  require the policy must contain Law and Ordinance endorsement “A” for traditional 2 property types. The evidence of insurance pg XXX  XXXXX. The file included an approved exception pg XXX  Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  wind/hail deductible up to the lesser of XX% or $XXX of loan amount is acceptable. The evidence of insurance pg XXX  reflects a wind deductible of XX% or $XXX, which exceeds the allowed $XXX threshold. The file included an approved exception pg XXX  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX require a minimum credit score of 650. The borrower's qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factor of XXXXX.
NYMTN5EE41F	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
													COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower XXXXX. The file included an approved exception pg XXX , citing mitigating factors of XXXX.
UPNLOREDU4U	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT: The guidelines pg XXX indicate a Borrower on title less than XX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The appraiser confirms the properties were purchased XX/XX/XXXX and XX/XX/XXXX. The XXX reports reflects the most recent transactions were sales; however, the current owner of record for the properties does not reflect the borrower or borrowing entity. The file did not include evidence of the purchase price for the properties to properly determine the value that should be used for qualifying purposes.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Title Issue - EV R
														COMMENT: The guidelines pg XXX free and clear properties, requires a XXXX month chain of title. The file is missing evidence of chain of title.
33EWPNQETYW	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Occupancy does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX Owner-occupied rental property, indicates credit extended to acquire the rental property is deemed to be for business purposes if it contains more than two housing units. The subject is a XXXX. The subject is currently at a XX% vacancy rate. The underwriter analysis of primary residence business purpose loan form pg XXX does support borrower is intending to occupy the vacant XXX on the XXXX. The file included an approved exception pg XXX , citing mitigating factors of XXXXX.
RHXHES5VOJL	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
COMMENT:   The guidelines pg XXX  months PI reserves required post-closing.  The borrower is XXXXX in the amount of $XXX. The file included an approved exception pg XXX  Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines pg XXX  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflects XX accounts with a $XXXX and $XXXX high balance.  The file included an approved exception pg XXX  Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower lives XXX. The file included an approved exception pg XXX  Occupancy does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines pg XXX  states Velocity makes commercial/business purpose loans only and consumer loans are not eligible under our lending programs. The property will be Owner Occupied Retail Unit after close. We do not allow owner occupied Trad 1 in NJ if the number of units is <= 6 The file included an approved exception pg XXX  Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: The matrix requires a x% reduction of the LTV for first time investors. The maximum LTV allowed is %%, the borrower is a first-time investor; therefore the max allowed is X%. The loan closed with a X% LTV. The file included an approved exception pg XXX , citing mitigating factors of high FICO.	*** (CURED) Asset Verification insufficient - EV R COMMENT: The file does not include the incoming wire for cash to close to confirm the funds came from the verified XXXX account.
YF1VFHPHOQO	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines pg XXX  for Investor 1-4 allow a minimum loan amount of $XXXX.  The subject closed with a loan amount of $XXXXX. The file included an approved exception pg XXX  Does not meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines pg XXX  indicate a Borrower on title less than XX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $XXX The value of $XXX was used for qualifying purposes.  The file included a schedule of improvements pg XXX  in the amount of $XXX which were made to the property after the purchase. The file included an approved exception pg XXX  Lease Requirement  - EV 2
COMMENT:   The transaction is a refinance.  The lease provided does not reflect a term.  The file included an approved exception pg XXX  Mortgage history for primary residence less than XX months - EV 2
													COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower XXX. The file included an approved exception pg XXX , citing mitigating factors of XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
ZZXD5PS5NRZ	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX.  The loan closed XX/XX/XXXX.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
													COMMENT: The guidelines pg XXX require a mortgage payment history of XX, the last XX months, none in the last XX days and mortgage must be current, 2*30 orx in the last XX months. Borrower has a reported XXXX with in last XX months in month of XXXXX. The file included an approved exception pg XXX , citing mitigating factors of XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
R4BWPJYR1PR	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
													COMMENT: The transaction is a refinance. At the time of inspection, the property was XX% vacant. The file included an approved exception pg XXX , citing mitigating factors of XXXXX.
ME2G52RPVHE	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines pg XXX  for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XX months from borrower. The loan file contains XXXXX. The file included an approved exception pg XXX  Valid ID - Missing - EV 2
													COMMENT: The loan file is XXXX. The loan file does include a copy of the XXXX. The loan file has an approved exception with XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
SXU2V4NVJNX	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   "The guidelines pg XXX  require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower XX/XX/XXXX. The file included an approved exception pg XXX  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines pg XXX require a minimum credit score of XXX . The borrowers’ qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factors of XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Missing Appraisal - EV R
COMMENT:   The appraisal is missing information for the subject, contract, neighborhood, project site, project information, project analysis, unit description, project history, sales comparison, income and reconciliation.

*** (CURED) Missing Market Rent / Operating Agreement - EV R
COMMENT:   The market rent form is not completed.

*** (CURED) Purchase Contract - EV R
														COMMENT: The purchase contract, item 6b, occupany, is not checked to confirm the transaction is an XXXXX property and currently XXXX.
NKORTSWKL0Y	XXXX	XXXX	3	1	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Missing Title evidence - EV R
COMMENT:   The file is missing evidence of title.

*** (CURED) Verification of Mortgage (VOM) - EV R
														COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the subject property. The file did not include a payment history for the subject property.
K4VOOWFCEB5	XXXX			XXXX		2	2	2	1	2	1		*** (OPEN) Mortgage history for primary residence less than XX months - EV 2 COMMENT: XX/XX/XXXX. The loan approval has an approved exception allowing based on the mitigated factor of XXXXX.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The loan file is missing the final signed and/or stamped HUD1 Settlement Statement. The file contains the XXXXX.
CON401A04I0	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Collections, liens or judgments not paid at closing - EV 2
COMMENT:   The guidelines pg XXX  Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the subject property and the borrower’s primary residence. The borrower lives XXXXX. The file included an approved exception pg XXX  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX require a minimum credit score of XXX. The borrowers’ qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factors of XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
2TM5GH2IXFO	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 property types.  The evidence of insurance pg XXX  XXXXX.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT: The guidelines pg XXX requires a minimum DSCR of 1.20x for Traditional I transactions with a loan amount greater than $500,000. The loan closed with a loan amount of $XXXX and DSCR of .77x. XXXX.	*** (CURED) Asset Verification insufficient - EV R
														COMMENT: The loan approval pg XXX reflects the borrower asset accounts verified were XXXXX #XXXX $XXX and XXXX #XXXX $XXX. The Funds to Close pg XXX documented do not appear to be for the subject transaction (cashiers checks $XXX paid to XXX Bank and $XXX paid to XXX Property XXXX), which both are XXXX on Final HUD (p X). The loan file is XXX proof of the asset account statement for XXXX #XXXX verifying $XXX.
AKXNR23RF5L	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines pg XXX  require a mortgage payment history of X*30, the last XX months, none in the last X0 days and mortgage must be current,X*30 or X*60 in the last XX months. The borrowers payment history XXXX.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX require a minimum credit score of XX. The borrowers’ qualifying score XXXXX
YYQS2MI5SFQ	XXXX			XXXX		3	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
GIQGWBC2WVI	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: Per the VOM for the subject property (p.X) the mortgage is due for XX/XX/XXXX and the subject Note is dated XX/XX/XXXX. The file is missing evidence the loan is paid current thru XX/XX/XXXX.
JIWKUPEBPHA	XXXX			XXXX		2	2	2	1	2	1		*** (OPEN) Valid ID - Missing - EV 2 COMMENT: The borrower is a XXXXX. The file did not include evidence of the XXXX. The file included XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
4JKGETICPMP	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 property types or traditional  X Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement. The file included an XXXXX.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  wind/hail deductible up to the lesser of X% or $XXX is acceptable.  The evidence of insurance XXXX. The guidelines pg XXX  Purchase transactions without escrow accounts require a paid receipt for the first-year premium, if paid prior to closing and if paid through escrow, the full first year premium must be reflected as a disbursement on the HUD-I Settlement Statement. The evidence of insurance reflects XXXX.

*** (OPEN) Lease Requirement  - EV 2
													COMMENT: The property is XX% X. The file included an XXXX.
O5UFEBPR2JS	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The subject note is dated XX/XX/XXXX, The loan documents were signed XX/XX/XXXX and the loan fundedXX/XX/XXXX. The file included XXXX.

*** (OPEN) Lease Requirement  - EV 2
													COMMENT: The subject transaction is a XXXXX, the appraisal reflected the property was XXXX. The file XXXXX. The file included an XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
GVGE2IIG5RG	XXXX			XXXX		2	2	2	1	2	1		*** (OPEN) Mortgage history for primary residence less than XX months - EV 2 COMMENT: The borrower XXXX. The loan approval has an XXXX.
AZ44HQHLPVF	XXXX	XXXX	3	2	3	3	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines pg XXX  If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) from management company; or Cancelled rent checks from the Borrower for the past XX months. The file included a verification of rent for the borrower dated XX/XX/XXXX  The file did not include evidence of the XX/XX/XXXX andXX/XX/XXXX payments.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: "The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the subject property. The file included evidence of XXXXX"	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: *** (CURED) Loan has XXXXX. XXXXX - EV R COMMENT: The repair holdback and security agreement is not executed.
VEPCHOIZJL2	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Credit report incomplete - EV 2
COMMENT:   The credit report (p XX) was pulled with the incorrect DOB for the borrower [XX/XX/XXXX]. The correct DOB is XX/XX/XXXX. The file included an XXXX.

*** (OPEN) Does not meet Seasoning Requirements  - EV 2
COMMENT: The guidelines pg XXX indicate a Borrower on title less than XX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $XXX. The value of $XXX was used for qualifying purposes. The loan file contains a list of recent improvements to the subject properties pg XXX since purchase that documents total of $XXX. The file included an XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV R
														COMMENT: The guidelines pg XXX requires 1-4 Tenant Occupied; If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The evidence of insurance XXXXX.
HR41BB12BAL	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT: The guidelines pg XXX indicate a Borrower on title less than XX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $XXX. The file included evidence of $XXX of repairs made. The value of $XXX was used for qualifying purposes.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Verification of Mortgage (VOM) - EV R
														COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the subject property. The final HUD reflected a XXXXX.
OKLRBRSNIZA	XXXX	XXXX	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
														COMMENT: The guidelines pg XXX indicates all policies shall be issued by an insurance carrier with a rating of "Xor "X". The evidence of insurance (pX) reflects the carrier is XXXXX. The loan file is XXXXX.
YVCLM4NVIBA	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  wind/hail deductible up to the lesser of X% or $XXX Is acceptable.  The evidence of insurance pg XXX  reflects a wind deductible of XX% of $XXX or $XXX which XXXX the allowed $XXX. The file included an XXXXX.

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower lives XXXXX.

*** (OPEN) Purpose does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines pg XXX  Properties that have been recently listed (within the XX months) are Eligible for Rate and Term refinances only.  The file included a XXXXX

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines pg XXX require a minimum credit score of XXX The borrowers’ qualifying score is XXX. The file included an XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). XXXX Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX declared a major disaster XX/XX/XXXX, Texas Severe Storms, Straight-line Winds, Tornadoes, and Flooding DR-4781-XX . The appraisal was completed XX/XX/XXXX. The file does XXXX.
5ZWA5TYBLBK	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit report incomplete - EV 2
COMMENT:   The credit report (p 433) was pulled with the incorrect date of birth XX/XX/XXXX, and correct date of birth is XX/XX/XXXX.

*** (OPEN) DSCR Is Not Eligible - EV 2
													COMMENT: The guidelines pg XXX requires a minimum DSCR of 1.20x for Traditional I transactions with a loan amount greater than $500,000. The loan closed with a loan amount of $XXX and DSCR of XXx. The file included an XXXX.
TSJA2KIY2UW	XXXX			XXXX		2	2	2	1	2	1		*** (OPEN) Mortgage history for primary residence less than XX months - EV 2 COMMENT: The borrower lives XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
NM5IWCPLGWQ	XXXX			XXXX		3	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
NXVMUXVVZDN	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
													COMMENT: The matrix pg XXX allows a max XX% for Traditional II products and also requires a XX% Reduction of LTV due to XXX time investor for a total max LTV allowed of XX%. The loan closed with a LTV of XX%. The file included an XXXX.
UO5JX3P1VQ5	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower lives XXXX.

*** (OPEN) Rural Property ineligible - EV 2
													COMMENT: The guidelines pg XXX indicate properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. A search of the property confirms the population is XXXX as of XX/XX/XXXX. The nearest city with a population of over $XXX is XXX miles away. The file included XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: *** (CURED) Title Issue - EV R COMMENT: The preliminary title does not include the second lien in the amount of $XXX.
YDR4DZCIF0V	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: XX, special/broad, dwelling fire X X or a proprietary landlord insurance policy from major carrier. The evidence of insurance pg XXX  reflects a basic form and does not reflect wind hail coverage. The file included an XXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT: The subject transaction is a XXXXX, the appraisal reflected the property was 100% XXX occupied. The file did not XXXX. The file included an XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX, declared a major disaste rXX/XX/XXXX, XXXXX. (XXXX). The appraisal was completed XX/XX/XXXX. The file does not include an XXXXX.
EKX2MZQENTO	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.  The evidence of insurance pg XXX  does not include the law and ordinance endorsement. The file included an approved exception pg XXX  Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines pg XXX  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report pg XXX  reflects XXX open account reporting 11 months, with a $XXX balance.  The borrower does not have a two open and active accounts. The file included an approved exception pg XXX  DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines pg XXX  requires a minimum DSCR of 1.20x for Traditional I transactions with a loan amount greater than $500,000.  The loan closed with a loan amount of $XXXX and DSCR of XXx. The file included an XXXX.

*** (OPEN) Verification of Rent - EV 2
													COMMENT: The guidelines pg XXX for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XX months from borrower. The loan file contains a XXXXX.
IIT33MLNUL2	XXXX			XXXX		1	1	1	1	1	1
U4Z4HXSY5XI	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  require the policy must contain Law and Ordinance endorsement “A” for traditional 2 property types. The evidence of insurance pg XXX  does not include the law and ordinance endorsement. The file included XXXX.

*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT: The guidelines pg XXX For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report pg XXX reflects XXXX. The file included an XXXXX.	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX, declared a major disaster XX/XX/XXXX, XXX Severe Storms, Straight-line Winds, Tornadoes, and Flooding. (XXXX). The appraisal was completed XX/XX/XXXX. The file does not include an update confirming the property was not affected by the disaster.
TLH5DYFN1SN	XXXX			XXXX		3	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
BVPZZUBD4AS	XXXX			XXXX		3	1	1	1	1	1			*** (CURED) Validation of primary residence - Missing - EV R COMMENT: The borrowers photo ID reflects the subject property. The file included a XXXX.
VPLV454QOI4	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
													COMMENT: The guidelines pg XXX require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types. The evidence of insurance does not include the law and ordinance endorsement. Additionally, The guidelines pg XXX indicate Coinsurance is generally discouraged. The evidence of insurance included XXXX. The file included an approved exception pg XXX , citing mitigating factors of XXXX.
BSF14ZXUFKC	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines pg XXX  require a minimum credit score of XXX.  The borrower's qualifying score is XXX. The file included an approved exception pg XXX  Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines pg XXX require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past XX months. The loan file has a VOM XXXX	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: .
Q2QRCBFREPX	XXXX			XXXX		3	1	3	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
GIATTY40C4U	XXXX			XXXX		1	1	1	1	1	1
VQBK0LVBB2V	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  require the policy must contain Law and Ordinance endorsement “A” for traditional 2 property types. The evidence of insurance pg XXX  does not include the law and ordinance endorsement. The file included XXXX.

*** (OPEN) Borrower(s)  LTV Requirement (Fail) - EV 2
													COMMENT: The matrix pg XXX allows a max 75% for Traditional II products. The loan closed with an LTV of XX%. The file included an XXXXX.	*** (CURED) Verification of Morgage XXX Lien - EV R COMMENT: The final HUD (p X) reflects a XXX lien in the amount of $XXX with XXX paid off with the subject loan transaction. The loan file is XXXXX.
D0TJI4B1HLB	XXXX			XXXX		1	1	1	1	1	1
QLUVREMGAHC	XXXX			XXXX		1	1	1	3	1	1
DX11QEJMPAD	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   Lender guidelines section XXVI states All policies shall be issued by an insurance carrier with a rating of "XX or better by XX, rating of A or better by XXXc., or a rating of "A" or better as to claims-paying ability by Standard & Poor's Rating Group.  Section 7.2.III states loss of rents coverage sufficient to protect against loss for a period of up to XX months is required and section 7.2.II requires a paid receipt if the premium is paid prior to closing. The carrier rating is XX, the policy only has XX months oss of rents and it is not paid if full but paid with a payment plan.  The loan approval has an approved exception allowing based on the mitigated factor of being a seasoned investor.

*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT:   Lender guidelines p.X requires at least two active major consumer credit and/or mortgage accounts.  The borrower XXXX meet this.  The loan approval has an XXXXX.

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT: The borrower lives XXXX. The loan approval has an XXXX.	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual). Missing Subsequent Property Inspection - EV R
														COMMENT: The subject is located in a FEMA disaster area with an incident period of XX/XX/XXXX The loan file is XXXX post-disaster inspection to verify no damage was done to the subject property.
QTYBOH4HD3G	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
													COMMENT: The matrix pg XXX allows a max XX% for Traditional II products and also requires a XX% Reduction of LTV due to XXX investor for a total max LTV allowed of 70%. The loan closed with a LTV of XX%. The file included an XXXXX.
2M3M1YLSVU3	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  indicate blanket policies are acceptable when the policy has an amendment that will ensure that the aggregate limit of insurance will apply separately to each covered property. The evidence of insurance pg XXX  reflects the subject policy is a XX policy. The file included an  XXXXX.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
													COMMENT: The guidelines pg XXX require a mortgage payment history of 1*30, the last XX months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The VOM monthly payment documentation (p 654-729) for the subject property supports payments made to XXXXX from XX/XX/XXXX through XX/XX/XXXX. The XXXX statement (p 668) reflects the XX/XX/XXXX payment made on XX/XX/XXXX and XXXX payment made XX/XX/XXXX; therefore, 1*30 day late payment within XX/XX/XXXX days. The file included an XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
K3ZRR3F4FNI	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The hazard insurance does not have the required rent loss coverage.  The loan approval has an approved exception allowing based on mitigated factor of being a XXXX.  It is to be noted, the borrower is not a XXXX as this is his XXX investment property being purchased

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: Per the lending matrix, a first time investor requires a 5% LTV reduction making the maximum allowable LTV 70% and the subject LTV is XX%.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
PD2R0RDVO24	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  require Purchases without escrow accounts require evidence that the first-year premium has been paid. The final HUD (p 192) doesXXXX. The evidence of insurance (p 197) reflects the XXXXX. The file included an XXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The subject appraisal (p 7) reflects the subject is XX. The loan file contains a XXX agreement (p 211) dated XX/XX/XXXX; however, the lease is not fully executed. The file included an XXXXX.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: The matrix pg XXX allows a max X% for Traditional II products. The loan closed with an LTV of XX%. The file included an XXXXX.
Z3V3YJQNLX3	XXXX			XXXX		3	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
RJINDMGNJSQ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT: The guidelines pg XXX require the policy must contain Law and Ordinance endorsement “A” for traditional 2 property types. The evidence of insurance pg XXX does not include the law and ordinance endorsement. The file included an XXXXX.	*** (CURED) Hazard Insurance - EV R
														COMMENT: The guidelines pg XXX require Refinances without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within 60 days of close of escrow or proof borrower established monthly payment plan with XXXX. The evidence of insurance (p X reflects annual property premium is $XXX and annual liability premium is $XXX, with expiration date of XX/XX/XXXX. The final HUD (p X) reflects the $XXX POC; however, the $XXX premium is not documented within the loan file paid in full or on payment plan.
UAL0ELUDXGE	XXXX	XXXX	3	3	3	3	2	3	*** (OPEN) Completed "Subject To" w/o Compltn Cert in File - EV 3 COMMENT: The appraisal is subject to the installation of XXXXX. The loan file does contain evidence they have been installed.	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The subject property has XX lease and is XXXX occupied.  The loan approval has an XXXX.

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   There is no VOM for primary residence.  The loan approval has an XXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The loan file is missing the XX month payment history for the subject property. Per the mortgage statements, there is a payment history for only XXXX non consecutive months and the subject is due for XX/XX/XXXX(p.288-298).	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Borrower(s)  Months Reserves Requirement (Fail) - EV R
COMMENT:   Addressed under a XXXX finding.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   Per the loan approval (p.X) exceptions were XXXX.  The loan file contains evidence of assets of $XXXX in XXXX #XXXX only.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The loan file is missing the final signed HUD-1 Settlement Statement
3CKB24GGNA3	XXXX			XXXX		2	2	2	1	2	1		*** (OPEN) Lease Requirement - EV 2 COMMENT: The subject property is XXXX. The loan approval has an approved exception XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
VCNNQIBTQOQ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
													COMMENT: The guidelines pg XXX for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XX months from borrower. The loan file contains a VOR XXXX. The file included an approved exception XXXX.
50BDYFXWJVU	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT:   The borrower was quit claimed to XXXX on XX/XX/XXXX for an unknown amount.  The file included an approved exception XXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT: The transaction is a XXXXX. XXX of the properties are XXXXX. The file included an approved exception XXXX.	*** (CURED) Missing Documentation - EV R
COMMENT:   The Analyst Review for property XXXXX, includes a XXX condition for Certificate of Occupancy as the subject is assessed and zoned as SFR.

*** (CURED) Hazard Insurance - EV R
														COMMENT: The file XXX evidence of insurance for XXXXX, XXXX and XXXXX.
UKRKKG2BSYO	XXXX	XXXX	3	2	2	2	2	2	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The master evidence of insurance does not include the subject property address, unit # and borrowers name.

*** (OPEN) Property Issues indicated - EV 2
COMMENT:   The guidelines pg XXX  require a Minimum gross building area for an eligible property is five hundred (500) square feet. The subject property is XXX square feet. The file included an approved exception XXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The credit report reflected a payment history for the borrowers primary through XX/XX/XXXX. The file did not include evidence of payment for XX/XX/XXXX and XX/XX/XXXX	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Asset Verification insufficient - EV R
														COMMENT: The final HUD reflected EMD of $XXX. The file included evidence of EMD paid in the amount of $XXX The file did not include evidence from the title company, the EMD of $XXX was received.
C0VLQTEDT3Q	XXXX	XXXX	3	1	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual).  Missing Subsequent Property Inspection - EV R
COMMENT:   The subject property is in a FEMA disaster area with an incident period ofXX/XX/XXXX for Severe Storms.  The loan file is XXX the post disaster inspection report verifying no damage to the subject.

*** (CURED) Lease Requirement  - EV R
COMMENT:   The loan file contains the rental lease for the subject property; however, the rent amount is XXX.  The loan file is XXXX the completed lease agreement.

*** (CURED) Missing Title evidence - EV R
COMMENT:   The loan file is missing the preliminary title report.

*** (CURED) Zoning compliance is illegal - EV R
														COMMENT: The subject property is illegally zoned. The subject property is zoned XXX dwelling. The original XXX family house has been completely remodeled and converted into a XXX. The current zoning does not permit a XXX.
R3SQT3T5NU3	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) HOA Certificate - EV 2
COMMENT:   The file is missing the HOA budget and P&L.  The loan approval has an approved exception allowing XXXX.

*** (OPEN) Missing Lease Agreement  - EV 2
COMMENT:   The loan file contains the Lease extension Agreement that cites all terms and conditions of the lease agreement shall remain in effect; however, the actual lease agreement is missing.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The loan file is does not have a rating for the primary residence. The loan approval has an XXXXX.
TLVXOU3HUI0	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines pg XXX  requires 1-4 Tenant Occupied;  If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The HO6 pg XXX  reflects loss of use and the policy does not reflect it is a Landlord/Rental policy. The file included an approved exception pg XXX  Occupancy does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines pg XXX  Properties that are XXXX or XXXXX homes are considered XXXX if the borrower or their immediate family use or intend to use the property for more than XX days. The appraisal pg XXX  confirms the subject is occupied by the XXXXX. The loan file does not contain a XXXXX.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines pg XXX require a minimum credit score of X. The borrower's qualifying score is XXX. The file included an approved exception XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:     .

*** (CURED) Missing Documentation - EV R
														COMMENT: The loan file is missing a copy of the SiteX report for the borrowers primary residence located at XXXX.
SCDFFJKK3J1	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT: The guidelines pg XXX require the policy must contain Law and Ordinance endorsement “A” for traditional 1 property types. The evidence of insurance pg XXX does not include the law and ordinance endorsement. The file included an approved exception XXXX.	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
COMMENT:   FEMA incident XX/XX/XXXX, declared a major disaster XX/XX/XXXX, XXXX Severe Storms, Straight-line Winds, Tornadoes, and Flooding. (XXXXX).  The appraisal was completed XX/XX/XXXX. The file does not include an update confirming the property was not affected by the disaster.

*** (CURED) Missing Lease Agreement  - EV R
														COMMENT: The subject transaction is a refinance, the appraisal reflected the property was 100% tenant occupied. The file included five of the six unit lease agreements for the subject property. Units #XXX, #XXX, #XXX, #XXX, #XXX were provided pg XXX .
WQXJHIXRRMR	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
													COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower lives rent free. The file included an approved exception XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
42UIQJVQIPY	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 property types. The evidence of insurance pg XXX  does not include the law and ordinance endorsement. The file included an approved exception XXXX.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance (p 223) does XXXXX reflect this coverage. The file included an approved exception XXXXX.

*** (OPEN) Verification of Rent - EV 2
													COMMENT: The guidelines pg XXX for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XX months from borrower. The loan file contains a VOR LOE XXXXX. The file included an approved exception XXXX.
XKBEMS3QGFZ	XXXX			XXXX		1	1	1	1	1	1
OT5IY315S5H	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The subject property is a refinance and is vacant.  The loan approval has an XXXX.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   Lender guidelines require a minimum score of xxxand the qualifying score is XXX.  The loan approval has an approved exception allowing based on the mitigated factor of strong market trends.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The loan file is XXX a VOM for the subject property. The loan approval has an approved exception allowing based on the mitigated factor of strong market trends.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Validation of primary residence - Missing - EV R
														COMMENT: B2 drivers license shows he lives at the subject (XXXX) and the loan file does not have clarification for the discrepancy.
T3NPNB0G5JN	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the  borrower’s primary residence. The borrower lives  XXXXX.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX require a minimum credit score of 650. The borrowers’ qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factors of low LTV.
W5BGBPCKNKQ	XXXX			XXXX		3	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
ZSH2ES4QS5Z	XXXX			XXXX		3	2	3	1	2	1		*** (OPEN) Verification of Mortgage (VOM) - EV 2 COMMENT: The loan file is missing the payment history for subject XXX mortgage with XXX .
0HSJQ3XXDEH	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines pg XXX  requires a minimum DSCR of 1.25x for Traditional II transactions with a loan amount greater than $xx,xxx   The loan closed with a loan amount of $xx,xxx

*** (OPEN) Missing Lease Agreement  - EV 2
COMMENT:   The subject loan transaction is a XXXX. The loan file contains a Letter of Intent (XXX) to lease space with XXXX.. The letter (p 296) indicates the letter is not a binding agreement, only letter of intentions. The loan file is missing a copy of the fully executed lease agreement with XXXX.

*** (OPEN) Title issue - EV 2
COMMENT:   The title report (p 357) reflects the subject property is not vested in the borrower name. The subject property is vested in the spouse's name XXXXX. The file included an approved exceptionXXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The loan application (p 312) and drivers license (p 197) reflect the borrowers primary residence is XXXXX. The loan file is missing documentation to support the primary residence mortgage or rental verification.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing a copy of the XX report for the borrower primary residence located at XXXXX.

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
COMMENT:   FEMA incident XX/XX/XXXX, declared a major disaster XX/XX/XXXX, XXXXX XXX Fire (XXXX). The appraisal was completed XX/XX/XXXX. The file does not include an update confirming the property was not affected by the disaster.

*** (CURED) Missing Documentation - EV R
														COMMENT: The loan file is missing the Site X report for the subject property XXXXX.
EWT0AKNED3A	XXXX	XXXX	3	3	3	1	3	1	*** (OPEN) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV 3
												COMMENT: The subject property is in a FEMA disaster area for XXX Severe Storms, Straight-line Winds, Tornadoes, and flooding with an incident period ofXX/XX/XXXX and XX/XX/XXXX (DR-XXX-XX. The loan file is missing an Property Disaster Inspection verifying no damage.
SCH2LWKD2CU	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The transaction is a XXXXX and the subject property is XXXX. The file included an approved exception XXXX.

*** (OPEN) Purpose does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only with a 2-year prepayment. The appraisal dated XX/XX/XXXX confirmed the property was listed for sale at the time of the inspection as of XX/XX/XXXX for $XXX. The file included evidence the listing was canceled XX/XX/XXXX. The subject loan closed as a XXXX with a 12-month XXXX	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
WBUBNGEX0BV	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The subject is vacant with no lease and listed at time of appraisal.  The loan approval has an approved exception allowing based on XXXX; however, the LTV of XX% is just below the maximum allowable of XX%; therefore, not a compensating factor.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   Lender guidelines section 6.6 states properties recently listed for sale (within the past 6 months) are eligible for Rate and Term refinances only and the subject is a XXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: Lender guidelines section 5.6 requires proof of primary residence for foreign investors. The loan file does not contain the required proof of the borrowers primary residence.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
SLSLBUPMMZD	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines pg XXX  require a mortgage payment history of 1*30, the last XX months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The VOM monthly payment documentation (p 682-757) for the subject property supports payments made to XXXX from XX/XX/XXXX through XX/XX/XXXX. The XXX statement (p 696)  reflects the XX/XX/XXXX payment made on XX/XX/XXXX and XX/XX/XXXX payment made XX/XX/XXXX; therefore,XXXX day late payment within 90 days. The file included an approved exception pg XXX  Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  indicate blanket policies are acceptable when the policy has an amendment that will ensure that the aggregate limit of insurance will apply separately to each covered property. The evidence of insurance pg XXX  reflects the subject policy is a blanket policy. The file included an approved exception pg XXX  Lease Requirement  - EV 2
													COMMENT: The subject transaction is a refinance of (XXX) properties; where the appraisal (p 12) for property XXXXX is XX% vacant. The appraisal (p 47) for property XXXXX reflects tenant occupied. The loan file contains XXX lease agreement for Unit XXXX (p 243) and rent roll (p 242 and p 276) to support. The loan file is missing the XXX other lease agreements for property XXXXX and no lease agreements for XXXX. The file included an approved exception pg XXX , XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
CLUKMIRQ2JY	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  indicate blanket policies are acceptable when the policy has an amendment that will ensure that the aggregate limit of insurance will apply separately to each covered property. The evidence of insurance pg XXX  reflects the subject policy is a blanket policy. The file included an approved exception XXXX

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
													COMMENT: The guidelines pg XXX require a mortgage payment history of 1*30, the last XX months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The VOM monthly payment documentation (p 599-668) for the subject property supports payments made to XXXXX from XX/XX/XXX through XX/XX/XXX. The XX/XX/XXX statement (p 607) reflects the XX/XX/XXX payment made on XX/XX/XXX and XX/XX/XXX payment made XX/XX/XXX; therefore, 1*30 day late payment within 90 days. The file included an approved exception XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
0DFR5WAINK3	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The transaction is a cross collateralized XXXX properties.  The file included a lease for XXXX and XXXX.  The file did not include the leases for the remaining units.  Additionally, XXXX unit for XXXXX is vacant. The file included an approved exception XXXXX

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
													COMMENT: The guidelines pg XXX require a mortgage payment history of 1*30, the last XX months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The subject has a XXXX in the last 90 days . The file included an approved exception XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
SEO5EYBKVAC	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   Lender guidelines (p.36) requires at least two active major consumer credit and/or mortgage accounts.  The loan approval has an approved exception allowing for limited major tradelines based on mitigated factors of being a XXX and XXXXX.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The file contains a blanket policy for both properties along with other properties.   The loan approval has an approved exception allowing for limited major tradelines based on mitigated factors of being a XXXXX and low XXXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The loan file is missing leases for some units of the XXX subject properties.   The loan approval has an approved exception allowing for limited major tradelines based on mitigated factors of being a seasoned investor and low LTV.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT: The subject is XXXX in the last 90 days and payment was made thru entity by another member. The loan approval has an approved exception allowing for limited major tradelines based on mitigated factors XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing verification of ownership percentage for the Guarantor of the borrowing entity.

*** (CURED) Title issue - EV R
														COMMENT: The final Settlement Statement does not have a payoff of any mortgages. The loan approval has an exception says 1x30 in the last 90 days and there is a payoff statement (p.336) and the title shows an XXX mortgage obtained XX/XX/XXX for $XXX (p.346) as well as a XX months payments for the subject property. The loan file does not have evidence the mortgage was satisfied from the proceeds.
ZOB0D504HBY	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 property types. The evidence of insurance pg XXX  does not include the law and ordinance endorsement. The file included an approved exception XXXX.

*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines pg XXX  for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past XX months from borrower. The loan file contains a VOR LOE XXXX. The file included an approved exception pg XXX  Lease Requirement  - EV 2
													COMMENT: The subject transaction is a XXXXX, the appraisal reflected the property was vacant in the commercial space. The file did not include a lease for the subject property. The loan file contains a LOX (zip folder) the borrower is marketing for a tenant in the commercial space. The file included an approved exception XXXX.
34RZTFZED0W	XXXX	XXXX	3	1	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
COMMENT:   The subject is in a FEMA disaster area with an incident period of XX/XX/XXX.  The loan file does not include a Post-Disaster Inspection report.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance has Loss of Use and does not reflect it as a Rental Policy and the Hurricane deductible of $XXXX is greater than max allowable of the lesser of $XXX or XX% of the coverage (%XXX).  The loan approval has an approved exception allowing based on XXXXX.

*** (CURED) Loan does not conform to program guidelines - EV R
														COMMENT: XXXX Loan matrix states impounds are required for taxes and insurance. Per the final HUD, the hazard insurance is not escrowed and the loan approval does not have an approved exception allowing.
1YQLV4KFM1C	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
													COMMENT: The borrower was deeded to the property XX/XX/XXX. The file included an approved exception pg XXX , citing mitigating factors of seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
GH2FGQPHVIH	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines pg XXX  for Investor 1-4 allow a minimum loan amount of $XXX.  The subject closed with a loan amount of $XXX The file included an approved exception XXXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The transaction is a refinance.  The appraisal confirms the XX floor unit is vacant.  The file included a month to month lease for the second floor unit dated XX/XX/XXX. The file did not include an updated lease.

*** (OPEN) Rural Property ineligible - EV 2
													COMMENT: The guidelines pg XXX Properties located in a town or city with less than 2,500 population will be classified as rural and are not eligible collateral. Properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The population as of 2022 is XXXX and the nearest city with population over 100,000 is XXXX miles away. The file included an approved exception XXXX.
PICFDNMC4PH	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: The matrix pg XXX allows a max 70% for Traditional II products. The loan closed with an LTV of XX%. The file included an approved exception XXXX.
OHKOSRVKBWV	XXXX			XXXX		1	1	1	1	1	1
RH32ZKXXDD1	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Condo HOA Documentation - EV 2
COMMENT:   The loan file has an incomplete HOA cert and no P&L for XXXXX, no HOA Cert, Budget and P&L for XXXXX and an incomplete HOA Cert and no P&L for XXXXX.   The loan approval has an approved exception allowing based on XXXXX.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   Lender guidelines require $XXX minimum general aggregate limit and the policy has only $XXX.  The loan approval has an approved exception allowing based on XXXX.

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT: The borrower lives XXXXX. The loan approval has an approved exception allowing based on the XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
														COMMENT: The subject is located in a FEMA disaster area (DR-4794-FL) with an incident period of XX/XX/XXXX and the loan file does not contain a post-disaster inspections for each property verifying no damage.
ICYNYVM4KH0	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The matrix pg XXX  allows a max XX% for Traditional I products. The loan closed with an LTV of XX%. The file included an approved exception pg XXX  Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  require a mortgage payment history not reported on the credit report must be verified for the past XX months on the primary residence. The loan file contains a LOE (p 375) from the spouse of the borrower indicating living rent free and no responsibility to a mortgage. The file included an approved exception XXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines pg XXX require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past XX months. The loan file contains XXXX
3IL5II4GJWQ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   Lending guidelines require landlord insurance policy containing loss of rents, loss of use or business income coverage for investor 1-4 family loans.  The insurance policy provided is a homeowner policy and does not have loss or rents or loss of use or business income coverage.  The loan approval has an approved exception XXXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The subject is vacant with a lease in the file.  The loan approval has an approved exception XXXX.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: Guidelines section 6.6 states if the borrower is on title less than XX months, the value is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the subject XX/XX/XXXX (XXXX) for $XXX; resulting in an LTV of XX%.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Missing Lease Agreement  - EV R
COMMENT:   The loan approval has an approved exception allowing for the subject being vacant with a lease in the file.  The loan file has the security deposit check & first month check (p.97) but it is missing the cited lease.

*** (CURED) Mortgage history for primary residence less than XX months - EV R
														COMMENT: The loan file contains page 1 of 3 of a rent payment history from XX/XX/XXXX (p.247) that appears to be the borrowers primary housing expense; however, it is incomplete and does not have any information that would associate it to the borrower. The file is missing the complete housing payment history with the borrowers name.
SCPQGTDSERX	XXXX			XXXX		3	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
T0JAAPHXSMF	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
													COMMENT: The subject transaction is a XXX. The appraisal indicates the subject's commercial space is vacant. The loan file does contain a lease agreement pg XXX which begins on XX/XX/XXXX. The file included an approved exception XXXXX.
QOBLWSXTOEW	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: Lender guidelines require a minimum score of xxxand the borrower has a qualifying score of XXX. The loan approval has an approved exception allowing based XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Loan does not conform to program guidelines - EV R
														COMMENT: Per the title (p.320), the Trust became Irrevocable upon the death of XXXX. Lender guidelines section 8.1 states Irrevocable Trusts will be reviewed on a case by case basis. The loan approval does not have an approved exception allowing for an Irrevocable Trust.
DGBHTB2X3TF	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Validation of primary residence - Missing - EV R
														COMMENT: The borrowers drivers license shows the subject property as his primary residence (p.107). The loan file does not contain clarification of why the drivers license shows the borrowers residence as the subject property.
PO1L4HGSOWF	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Condo HOA Documentation - EV 2
COMMENT:   The loan file does not have HOA docs due to no HOA.  The loan approval has an approved exception allowing based on the mitigated factor of a high FICO.

*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
													COMMENT: Lender guidelines (p.36) states borrowers must exhibit at least two active major consumer credit and/or mortgage accounts and the borrower only has XXXXX. The loan approval has an approved exception allowing based XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
H0VBTCMHOF3	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Condo HOA Documentation - EV 2
COMMENT:   The loan file does not have HOA docs due to no HOA.  The loan approval has an approved exception allowing based XXXX.

*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
													COMMENT: Lender guidelines (p.36) states borrowers must exhibit at least two active major consumer credit and/or mortgage accounts and the borrower only has XXX. The loan approval has an approved exception allowing based on XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
KMS4MPRYWQR	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Condo HOA Documentation - EV 2
COMMENT:   The loan file does not have HOA docs due to no HOA.  The loan approval has an approved exception allowing based on XXXXX.

*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT: Lender guidelines (p.36) states borrowers must exhibit at least two active major consumer credit and/or mortgage accounts and the borrower only has XXX. The loan approval has an approved exception allowing based on the XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
														COMMENT: The appraisal states it was a conversion from an existing X family dwelling; however, in the subject phase section it says there are X units, X unites completed, X units for sale and X units rented.
EUWJDXTDBZJ	XXXX	XXXX	3	2	3	3	2	1	*** (OPEN) Condo HOA Documentation - EV 2
COMMENT:   The loan file does not have HOA docs due to no HOA.  The loan approval has an approved exception allowing based on XXXXX.

*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT: Lender guidelines (p.36) states borrowers must exhibit at least two active major consumer credit and/or mortgage accounts and the borrower only has XXXX. The loan approval has an approved exception allowing based on XXXXX.	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The loan approval cites assets from XXXX #XXXX of $XXXX; however, the loan file is missing the bank statement or VOD to support these funds.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
														COMMENT: The appraisal states it was a conversion from an existing X family dwelling; however, in the subject phase section it says there are X units, X unites completed, X units for sale and X units rented.
2Y0UAEBTRLV	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Condo HOA Documentation - EV 2
COMMENT:   The loan file does not have HOA docs due to no HOA.  The loan approval has an approved exception allowing based on XXXXX.

*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT: Lender guidelines (p.36) states borrowers must exhibit at least two active major consumer credit and/or mortgage accounts and the borrower only has XXX. The loan approval has an approved exception allowing based on XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Asset documentation does not meet guideline requirment - EV R
														COMMENT: The loan approval cites assets from XXXX #XXXX of $XXX; however, the loan file is missing the bank statement or VOD to support these funds.
TBAVTZUPO5X	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Condo HOA Documentation - EV 2
COMMENT:   The subject property is a recently converted XXXX and the file did not include HOA docs as a HOA will not be established for the property.  The file included an approved exception XXXXX.

*** (OPEN) Credit history does not meet guidelines - EV 2
													COMMENT: The guidelines pg XXX For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflects the borrower has XXX open accounts with one being an authorized user. The file included an approved exception XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
KPRHDECWQW0	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
													COMMENT: The guidelines pg XXX wind/hail deductible up to the lesser of XX% or $XXXX0 of loan amount is acceptable. The evidence of insurance pg XXX reflects a wind deductible of XX% or $XXX which exceeds the allowed $XXX threshold. The file included an approved exception XXXX
NFHCMYORYZE	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   Lender guidelines section 7.2 states 1-4 Tenant Occupied require Landlord insurance policy containing loss of rents, loss of use or business income coverage. If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The hazard policy (p.171) has loss of use but does not indicate it is a landlord/rental policy.  The loan approval has an approved exception allowing based on XXXX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The subject is XXX after recent renovation with a lease provided.  The loan approval has an approved exception allowing based on XXXX.

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
													COMMENT: The borrower lives rent free. The loan approval has an approved exception allowing based on XXXXX	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
2Y4Y2QK1ZC1	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
													COMMENT: The guidelines pg XXX require the policy must contain Law and Ordinance endorsement “A” for traditional XX property types. The evidence of insurance pg XXX does not include the law and ordinance endorsement. The file included an approved exception XXXXX.
IFIJ0ALVXCP	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
													COMMENT: The subject transaction is a XXXX and the appraisal reflects all the units are XXXX. The file did not include leases. The file included an approved exception pg XXX , citing mitigating factors of low LTV and strong reserves.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
RV1CWO0MWE5	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Hazard Insurance - EV R
														COMMENT: The guidelines pg XXX For XXXX properties, $XXX is acceptable for the general aggregate limit. The evidence of insurance does not reflect liablity XXXXverage.
SZFX5Z05AH0	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  require the policy must contain Law and Ordinance endorsement “A” for traditional 2 property types. The evidence of insurance pg XXX  does not include the law and ordinance endorsement.

*** (OPEN) Borrower(s)  LTV Requirement (Fail) - EV 2
COMMENT:   The matrix pg XXX  allows a max 70% for Traditional II products and also requires a 5% Reduction of LTV due to 1st time investor for a total max LTV allowed of 65%. The loan closed with a LTV of XX%. The file included an approved exception XXXX.

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  require a mortgage payment history not reported on the credit report must be verified for the past XX months on the primary residence. The loan file contains asset statement payment history (p 429-431) with XXXXX showing payments to XXXXX from XX/XX/XXXX. The site x (p 379) does reflect the borrower is on title since XX/XX/XXXX; however, the mortgage loan is solely in the XXXX name. The file included an approved exception XXXXX.

*** (OPEN) Purchase Contract - EV 2
COMMENT: The subject note (p 279) and final HUD (p 204) reflects the buyers name is MDA Soto Properties, LLC. The purchase contract (p 321) and contract amendment (p zip folder) both reflect the purchaser name is Marco Antonio Soto Hernandez. The loan file is missing an amendment to the sales contract with the updated buyers name to reflect MDA Soto Properties, LLC.	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The loan approval pg XXX  reflects the underwriter approved assets XXX  #XXXX $XXX and XXX #XXX $XXX The loan file contains assets with XXX #XXXX (p X) with balance of $XXX and XXXX #XXXX and #XXXX (p X) with balance of $XXX. The loan file is missing the asset statement for XXX #XXXXX with a verified balance of $XXX

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
														COMMENT: FEMA incident XX/XX/XXXX, declared a major disaster XX/XX/XXXX, XXXX Severe Storms, Straight-line Winds, Tornadoes, and Flooding. (XXXXX). The appraisal was completed XX/XX/XXXX. The file does not include an update confirming the property was not affected by the disaster.
Y0BIV2ZBWUB	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The hazard insurance premium is not paid in full and on a payment plan.  The loan approval has an approved exception allowing XXXXX.

*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT:   The borrower's housing payment history (p.311) shows 1x30 within the last 90 days for XX/XX/XXXX  payment.  The loan approval has an approved exception allowing XXXXX.

*** (OPEN) Does not meet minimum loan amount requirements - EV 2
													COMMENT: Lender guidelines state the minimum loan amount is $XXX The subject Note amount is $XXX. The loan approval has an approved exception allowing XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
1O3KCPDIA1N	XXXX	XXXX	3	1	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:     .

*** (CURED) Purchase Contract - EV R
COMMENT:   The subject purchase contract pg XXX  reflects a closing date of XX/XX/XXXX. The subject note is dated XX/XX/XXXX. The loan file is missing an executed amendment to the sales contract extending the closing date to XX/XX/XXXX.

*** (CURED) Valid ID - Missing - EV R
														COMMENT: The loan application pg XXX confirms the borrower is a XXXX. The loan file contains a copy of the XXXX for an application of employment authorization. The document does not support the current residency approval, it only indicates receipt of the application. The loan file is missing a copy of the EAD, or approval of residency status for the borrower.
M3NK5ZJRBUI	XXXX			XXXX		1	1	1	1	1	1
CSK0L32V40U	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the subject property. The file included evidence of payment or the first lien from XX/XX/XXXX. The loan originated in XX/XX/XXXX. The file did not include evidence of the payment history for XX/XX/XXXX.
4FX3HNWXAEH	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Assets are not sufficient to close - EV 2
													COMMENT: Sufficient funds to close are not verified. Per the final HUD1 Settlement Statement, the borrower gave an EMD of $XXX and paid $XXX to close. The EMD is documented and the borrower has verified assets of $XXX in XXXX #XXX (p.364). There is shortage of sufficient funds in the amount of $XXX. The file contains the wire from XXX of $XXX (p.186) and an additional bank check for closing from XXXXX of $XXXX(p.188). Per guidance, VCC requires validation of closing funds which is usually done by ensuring the account the final funds are drawn from are in the borrowers/guarantor’s name. The file does not contain documentation verifying the XXXX account the check funds came from are the borrowers account.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
TEONHCWMOGZ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   Lender guidelines section 7.2 require Law and Ordinance endorsement for traditional 1 and 2 loans. The loan policy does not have the ordinance and law coverage.  The loan approval has an approved exception allowing based on XXXXX.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The subject is vacant and will be owner occupied.  The loan approval has an approved exception XXXXX.

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The borrower lives rent free.  The loan approval has an approved exception allowing based on XXXX.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: Lender guideline maximum LTV is 70% and the subject LTV is XX%. The loan approval has an approved exception allowing based on mitigated factors of being a XXXXX.
EW2P45RHBGI	XXXX			XXXX		3	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
MY5FSDWCKCR	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The loan file is missing a copy of the final HUD settlement statement.

*** (CURED) One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements - EV R
														COMMENT: The credit score is not required for Fast 50 loan.
2E0WM1TAROG	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  require Wind and Storm (“Wind and Hail”) policies are required for properties located in areas of high risk.  The evidence of insurance pg XXX  does not include wind and hail coverage. The file included an approved exception XXXX.

*** (OPEN) Occupancy does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX Owner-occupied rental property, indicates credit extended to acquire the rental property is deemed to be for business purposes if it contains more than two housing units. The subject is a XXXX. The loan file contains a lease agreement pg XXX for XXXXX where the borrower will be an owner user. The file included an approved exception XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: *** (CURED) Missing Doc - EV R COMMENT: The loan file is missing a Site X report for the subject property.
ANGZYSUNHBG	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The appraisal shows the subject is tenant occupied but no lease is in the file.  The loan approval has an approved exception allowing based on the XXXXX.

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The borrower lives rent free.  The loan approval has an approved exception allowing based on the XXXX.

*** (OPEN) Occupancy- Potential Occupancy Misrepresentation - EV 2
COMMENT: Lender guidelines (p.30) stated Velocity makes commercial/business purpose loans only and consumer loans are not eligible under our lending programs. Consumer loan is defined as a loan to one or more individuals for household, family, or other personal expenditures. The loan file contains XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Rural Property ineligible - EV R
														COMMENT: Per the loan approval (p.151), the loan failed the rurality check. The loan approval does not have an approved exception allowing.
RU4W0AKDKPF	XXXX	XXXX	2	2	2	2	2	2	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The borrower does not have a primary housing expense and lives rent free.  The loan approval has an approved exception allowing based on XXXX.

*** (OPEN) Property Issues indicated - EV 2
													COMMENT: Per the appraisal, the subject would not be able to be rebuilt as a XXXX if destroyed more than 50% as the zoning is a two family district. The loan file has a rebuild letter for XXXX. The loan approval has an approved exception allowing based on the XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
Z5G22J2EJMY	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
													COMMENT: Seasoning, the borrower was deed to property XX/XX/XXXX. The file included an approved exception pg XXX , citing mitigating factors of XXXX	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
SLUUTEIIWBY	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The hazard insurance does not have Wind &Hail.  The loan approval has an approved exception allowing based XXXXX

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The borrower lives rent free per letter.  The loan approval has an approved exception allowing based on XXXXX.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: The LTV of XX% exceeds guideline maximum of 70%. The loan approval has an approved exception allowing based on XXXXX	*** (CURED) Private Road Maintenance Agreement - EV R
														COMMENT: Per the appraisal dated XX/XX/XXXX (p.X), the subject is on a private road and the appraisal dated XX/XX/XXXX(p.X) says it is public. The loan file does not contain clarification of the discrepancy and is missing the road maintenance agreement.
PQS2S5TOQ0P	XXXX	XXXX	3	3	3	3	3	3	*** (OPEN) Property Issues indicated - EV 3 COMMENT: The appraisal photo (p.XX shows the water heater is not strapped and XX requires to be double strapped.	*** (OPEN) Hazard Insurance - EV 2
COMMENT: Lender guidelines state Landlord insurance policy containing loss of rents, loss of use or business income coverage is required and if loss of use is indicated, insurance plicy must indicate a Landlord/Rental Policy. The hazard insurance policy (p.200) has loss of use coverage but does not indicate Landlord/Rental Policy. The loan approval has an approved exception allowing based XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Missing Documentation - EV R
														COMMENT: Analyst Review (p.5) required a roof certification and it is not in the loan file
OKDD0050JKZ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT:   The borrower was deeded to the property XX/XX/XXXX.  The borrower is has been on title less than XX months.  The file included an approved exception pg XXX  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines pg XXX require a minimum credit score of 650. The borrowers’ qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factors of XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
COMMENT:   "The guidelines pg XXX  the evidence of insurance must reflect the amount of coverage and shall be the lesser of (a) the outstanding unpaid principal balance of the loan, or (b) full replacement cost. Replacement cost can be determined by endorsement on insurance cert, the carrier’s estimate, or the lender’s appraisal estimate, or (C) insurance vender-provided replacement cost coverage amount. Evidence of insurance or insurance binder must agree with Deed of Trust or Mortgage and reflect Owner(s)’ or guarantor name, mailing address, insured property address, and the type of insurance. The evidence of insurance reflects coverage of $XXX, the appraisal cost new is $XXX. Additionally, the loan closed in the name of an entity and the evidence of insurance is in the name of an individual. "

*** (CURED) Hazard Insurance - EV R
														COMMENT: The guidelines pg XXX If an evidence of insurance or insurance binder is provided at closing, a policy must be issued and sent within 30 days from date of issuance with the proper mortgagee clause to VCC’s designated servicer of record. The file included evidence of insurance reflected an effective date of XX/XX/XXXX with a Mortgagee of XXXX
VPQMUTX3IPK	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Missing Lease Agreement - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was 100% tenant occupied. The file did not include lease agreements for the subject property. The file included an approved exception XXXX.

*** (OPEN) One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements - EV 2
													COMMENT: The guidelines pg XXX require a minimum credit score of 650. The borrower's qualifying score is XXX. The file included an approved exception XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
AJXK4ORYGEV	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 property types.  The evidence of insurance pg XXX  does not include the law and ordinance endorsement. The file included an approved exception XXXX.

*** (OPEN) Borrower(s)  LTV Requirement (Fail) - EV 2
COMMENT:   The matrix pg XXX  allows a max 75% for Traditional I products and also requires a 5% Reduction of LTV due to 1st time investor for a total max LTV allowed of 70%. The loan closed with a LTV of XX%. The file included an approved exception XXXX.

*** (OPEN) Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The evidence of insurance pg XXX  does not include business income or loss of rents coverage. The file included an approved exception pg XXX  Collections, liens or judgments not paid at closing - EV 2
													COMMENT: The guidelines (p 37) for judgments indicates any open judgments, garnishments, and all outstanding liens that are in the public records section of the credit report are required to be documented with a satisfaction and sufficient assets to satisfy these obligations. The credit report (p 393) reflects a civil judgment filed XX/XX/XXXX for $XXX with XXX does not have a release date indicated. The lien was not paid on the final HUD (p 164). The loan file does not have supporting documentation this judgement was satisfied.
NZKCTNWY3NQ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines pg XXX For Investor 1-4 properties, $XXX is acceptable for the general aggregate limit. The evidence of liability insurance reflects coverage of $XXXX The file included an approved exception pg XXX , citing mitigating factors of seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
ROVC1U2QVNL	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines pg XXX For Investor 1-4 properties, $XXX is acceptable for the general aggregate limit. The evidence of liability insurance reflects coverage of $XXX. The file included an approved exception XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
UJXWREBKFIY	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines pg XXX For Investor 1-4 properties, $XXXX is acceptable for the general aggregate limit. The evidence of liability insurance reflects coverage of $XXXX The file included an approved exception XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
BXFH1C0S4X2	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines pg XXX For Investor 1-4 properties, $XXX is acceptable for the general aggregate limit. The evidence of liability insurance reflects coverage of $XXX. The file included an approved exception XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
0GU0P3TDDDP	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines pg XXX For Investor 1-4 properties, $XXX is acceptable for the general aggregate limit. The evidence of liability insurance reflects coverage of $XXX. The file included an approved exception XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
1HE25F2IYDW	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines pg XXX For Investor 1-4 properties, $XXX is acceptable for the general aggregate limit. The evidence of liability insurance reflects coverage of $XXX. The file included an approved exception XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
TGPDS5GKLEI	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  For Investor 1-4 properties, $XXX is acceptable for the general aggregate limit. The evidence of liability insurance reflects coverage of $XXX. The file included an approved exception XXXXX.
*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines pg XXX require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the subject property. The credit report reflects the date of last activity for the subject mortgage paid at closing as XX/XX/XXXX. The file did not include evidence of the XX/XX/XXXX and XX/XX/XXXX payments.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: *** (CURED) Missing Documentation - EV R COMMENT: The file is missing the Sitex report for the subject property.
BHAV3HZIQCY	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines pg XXX  requires 1-4 Tenant Occupied;  If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The evidence of insurance pg XXX  only reflects additional living expense, the policy does not reflect it is a Landlord/Rental policy, loss of use, or loss of rents coverage.

*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines pg XXX  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report pg XXX  reflects XX open account reporting XX months, with a total balance of $XXX. Credit was established XX/XX/XXXX. The file included an approved exception XXXX.

*** (OPEN) Does not meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines pg XXX  indicate a Borrower on title less than XX months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $XXX. The value of $XXX was used for qualifying purposes. The loan file contains a list of recent improvements to the subject properties pg XXX  since purchase that documents total of $XXX The file included an approved exception XXXX.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines pg XXX  require a minimum credit score of XXX. The borrower's qualifying score is XXX. The file included an approved exception XXXX.

*** (OPEN) Verification of Morgage Second Lien  - EV 2
COMMENT:   The guidelines pg XXX  require a mortgage payment history not reported on the credit report must be verified for the past XX months of the subject property. The loan file contains a copy of the Note (p 231) for the current Second  mortgage with XXXXX, which indicates no monthly payments were required. The file included an approved exception XXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines pg XXX require a mortgage payment history not reported on the credit report must be verified for the past XX months of the subject property. The loan file contains mortgage payment history pg XXX for the first lien documenting payments from XX/XX/XXXX were paid by the other member on the borrowing entity. The file included an approved exception XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
														COMMENT: The guidelines pg XXX Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: DP3, special/broad, dwelling fire form 3, DP-3, or a proprietary landlord insurance policy from major carrier. The evidence of insurance pg XXX does not reflect the form type.
SUPY05YR342	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Fraud Alert on credit report - EV 2
COMMENT:   Borrower initiated XXXX.  The loan file did not contain proof it was addressed.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The subject is vacant and there is a lease in the file.  The rental lease beginsXX/XX/XXXX; however the appraisal completed XX/XX/XXXX shows the property is vacant.  The loan approval has an approved exception allowing based on XXXX.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The borrower has mortgage lates of XXX inXX/XX/XXXX.  The loan approval has an approved exception allowing based on XXXXX

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The loan file does not have a VOM for the subject property. The loan approval has an approved exception allowing based on XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
AQDYKHOFS3F	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
													COMMENT: The subject transaction is a refinance. The subject is a 14-unit apartment building. The subject appraisal indicates the property is at XX% tenant occupied. The loan file contains lease agreements (p 199-406) for all units except for unit XX and the studio (XXXXX). The file included an approved exception XXXX.
YWVB03GCQZD	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guideline pg XXX  for Traditional loan requires a minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit. The file included evidence of insurance pg XXX  reflecting liability limit in the amount of $XXX. The policy does not indicate a $XXX aggregate. The file included an approved exception XXX.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines pg XXX  requires a minimum DSCR of Xx for Traditional II transactions with a loan amount greater than $XXXX.  The loan closed with a loan amount of $XXX and DSCR of XX. The file included an approved exception XXXX.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines pg XXX require a mortgage payment history not reported on the credit report must be verified for the past XX months on the subject property. The loan approval (p 217) indicates XX months business bank statements #XXXX were provided to document the monthly payments. The loan file contains verification of payments for loan #XXXX (p 3X) with payments from XX/XX/XXXX. The loan file is missing payments for loan #XX from XX/XX/XXXX.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The final master HUD executed by the borrower or stamped by the settlement agent is missing. The loan file contains a copy of the Estimated HUD Approved for Funding pg XXX which was signed.
DV4W5XX1O5S	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The hazard insurance has loss of use coverage but does not specify it is a landlord policy and does not have wind/hail listed.  The loan approval has an approved exception XXXXX.

*** (OPEN) Lease Requirement  - EV 2
													COMMENT: The subject is vacant. The loan approval has an approved exception allowing with no comp factors listed.
RZDF2FMRGFF	XXXX			XXXX		2	2	2	1	2	1		*** (OPEN) HOA Certificate - EV 2 COMMENT: The property is a XXXXX and the file did not include a HOA certificate. The file included an approved exception XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
3KB3PRQZ3DM	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Condo HOA Documentation - EV 2
COMMENT:   The HOA Condo Questionnaire provided instead of the VCC HOA Cert and no P&L provided for the HOA.   The loan approval has an approved exception allowing based on the mitigated factors of  XXXXX.

*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report expired XX/XX/XXXX. The loan approval extended the credit report expiration date to XX/XX/XXXX based on mitigated factors of XXXX.

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT: The loan file does not have a rating for the primary residence mortgage. The loan approval has an approved exception allowing based on the mitigated factors of high FICO and being a seasoned investor.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Condo / PUD rider Missing - EV R
COMMENT:   The loan file is missing the Condominium Rider.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The loan file is missing the final signed Settlement Statement.

*** (CURED) Missing LLC / Entity Documents - EV R
COMMENT:   Per the Operating Agreement section 5.13, The Membership Interest shall be owned as described on Schedule A attached hereto and made part of hereof.  The cited attachment is not in the loan file.

*** (CURED) Mortgage missing / unexecuted - EV R
														COMMENT: The loan file is missing the Mortgage.
GHB2LQYK3RS	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Months Reserves Requirement (Fail) - EV 2
COMMENT:   The guidelines pg XXX  months PI reserves required post-closing.  The file included an approved exception XXXXX

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  require Wind and Storm (“Wind and Hail”) policies are required for properties located in areas of high risk.  The evidence of insurance pg XXX  does not include wind and hail coverage. The file included an approved exception XXXXX.

*** (OPEN) Ineligible Borrower - EV 2
COMMENT:   The matrix pg XXX  Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) . The VOR pg XXX  reflects tenant rented frorm XX/XX/XXXXX The file included evidence of rent payment for XXX months.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: The matrix requires a 5% reduction of the LTV for first time investors. The maximum LTV allowed is 75%, the borrower is a first-time investor; therefore the max allowed is 70%. The loan closed with a 75% LTV. The file included an approved exception pg XXX , citing mitigating factors of high FICO.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) HOA Certificate  - EV R
														COMMENT: The subject is a XXX community PUD. The file did not include the HOA documents to confirm rent ability or limitations.
2HZ5MFEIZM0	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement. Additionally, The guidelines pg XXX  require Refinances without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within XXX days of close of escrow.  The borrower is set up on a monthly payment plan The file included an approved exception XXXX.

*** (OPEN) Foreclosure History does not meet guidelines - EV 2
													COMMENT: The borrower has Pre-Foreclosure-Notice of XXXX, dated XX/XX/XXXX, on subject prop profile, and open Pre-Foreclosure-Notice of XXXXX, dated XX/XX/XXXX, on primary prop profile. The file included an approved exception XXXXX.
GSPW2UPYCZY	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Collections, liens or judgments not paid at closing - EV 2
COMMENT:   The guidelines pg XXX  confirms the borrower has XXXXX charge off accounts which total in the amount of $XXXX and with rolling late payment dates through XXXXX, which was not paid at closing. The file included an approved exception XXXXX.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines pg XXX  requires a minimum DSCR of Xx for Traditional I transactions with a loan amount greater than $XXX.  The loan closed with a loan amount of $XXX and DSCR of XX. The file included an approved exception pg XXX  Lease Requirement  - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was vacant. The pictures for the subject property commercial space, show XX% unoccupied space. The file included an approved exception pg XXX  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX require a minimum credit score of XXX. The borrowers qualifying score is XXX. The file included an approved exception XXX.
S3P4DTCYMRQ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   Lender guidelines section 7.2 states Landlord insurance policy containing loss of use or business income coverage is required and if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The policy in the file (p.104) does not show it is a Landlord policy, and does not have rental coverage or business income coverage.

*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
													COMMENT: Lender guidelines (p.XX) requires at least two active major consumer credit and/or mortgage accounts. The borrower has minimal credit. The loan approval has an approved exception allowing XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
CS33T1FI2QA	XXXX	XXXX	3	2	2	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   Lender guidelines require two active major credit lines and the borrower has only XXX major line.  The loan approval has an approved exception based on mitigated factors of XXXX.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   Lender guidelines section 7.2 states for Investor 1-4 properties, landlord insurance policy containing loss of rents, loss of use or business income coverage is required and if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The HO6 policy has loss of use, but does not indicate it is a Landlord/rental policy.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The subject is vacant with no lease used as a rental property and the file has no HOA P&L.  The loan approval has an approved exception based on XXXX.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The subject loan has XXX and XXX in the prior XX months.  The loan approval has an approved exception based on mitigate factor of Low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: Lender guidelines require a minimum score of xxxand the borrowers qualifying score is XXX. The loan approval has an approved exception based on mitigated factors of Low LTV and seasoned investor.
I5MVXUGXDHJ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines pg XXX require the property must be covered by a fire policy endorsed to include all the extended coverage perils and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage. The evidence of insurance does not include wind and hail coverage.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
JCJTXVDLNCY	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines pg XXX  requires 1-4 Tenant Occupied;  If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The HOI pg XXX  reflects loss of use and the policy does not reflect it is a Landlord/Rental policy. The file included an approved exception XXXX.

*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines pg XXX  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report pg XXX  reflects XXX open account reporting. Credit was established XX/XX/XXXX. The file included an approved exception XXXXX.

*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The subject note is dated XX/XX/XXXX. The file included an approved exception XXXX.

*** (OPEN) Does not meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines pg XXX  indicates minimum loan amount for permanent financing for an investor 1-4 is $XXX. The loan closed with a loan amount of $XXX The file included an approved exception XXXXX.

*** (OPEN) Does not meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines pg XXX  indicate a Borrower on title less thane borrower purchased the subject property on XX/XX/XXXX for $XXX. The value of $XXX was used for qualifying purposes. The loan file contains a list of recent improvements to the subject properties pg XXX  since purchase that documents $XXX. The file included an approved exception XXXXX.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX require a minimum credit score of 650. The borrower's qualifying score is XXX. The file included an approved exception XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: .
RBNBC2JUKM5	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The matrix requires a 5% reduction of the LTV for first time investors. The maximum LTV allowed is XX%, the borrower is a first-time investor; therefore the max allowed is XX%. The loan closed with a XX% LTV. There was no approved exception for this.

*** (OPEN) Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The evidence of insurance (p X) does not reflect Loss of Rents/Fair Rental Value/Loss of use coverage. The file included an approved exception XXXXX.

*** (OPEN) Seller contributions exceed guideline limit - EV 2
													COMMENT: The guidelines (p X) for third party contributions indicates a max of XX% of the purchase price or VCC value. The final HUD (p XXX) reflects seller credit of $XXX or XXX%. The sales price and VCC value is $XXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
TP0AG1TZMW5	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Collections, liens or judgments not paid at closing - EV 2
													COMMENT: The guidelines pg XXX confirms the borrower has XXX collection account which has a total amount of $XXX, last date XX/XX/XXXX, which was not paid at closing. The file included an approved exception XXXXX.
5KOGXCJYSNW	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Assets are not sufficient to close - EV 2
COMMENT:   The loan file is missing evidence of sufficient funds to close.  Per the final Settlement Statement, the borrower paid $XXX to close.  The loan file contains verification of assets of $XXX between XXXX #XXXX and XXXX #XXXX.  The file contains a wire receipt for the funds to close (p.XXX); however, they are not from either of the verified accounts.

*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
COMMENT:   Lender guidelines section 6.3 states there is a minimum reserve requirement of three months for a first time buyer defined as a borrower who has not owned a commercial property and/or has limited landlord experience.  The subject is the borrowers purchase of his first investment property; therefore he has no landlord experience.  The loan file does not contain evidence of the required three months reserves.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: Lending matrix requires a XX% LTV reduction for first time investors making the maximum LTV 70% and the subject loan LTV is XX%.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Missing Documentation - EV R
														COMMENT: The contract of sale has a seller contribution of $XXX; however, this is not reflected on the final Settlement Statement. The loan file is missing the signed amendment removing the seller contribution.
MFJBIRC2RDD	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Lease Requirement - EV 2 COMMENT: The subject transaction is a refinance, the appraisal reflected the property was vacant in XXX unit. The file included an approved exception XXXXX .	*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The loan file (p XX) contains an unexecuted mortgage. The loan file is missing fully executed mortgage signed.

*** (CURED) Note is missing or unexecuted - EV R
														COMMENT: The loan file contains a note (p XX that is not executed. The loan file is missing a fully executed Note that is signed.
G43DIIIE4IQ	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  for investor 1-4 properties general liability insurance, $XXXX is acceptable for the general aggregate limit. The loan file contains (pgs XXX) insurance policy with general liability coverage of $XXXX per occurrence. The file included an approved exception pg XXX  Loan does not conform to program guidelines - EV 2
COMMENT:   The matrix pg XXX  indicates first time home buyers are ineligible for investment 1-unit properties. The borrower meets the definition of first-time home buyer, based on section X The borrower is not eligible for the subject transaction. The file included an approved exception pg XXX  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX require a minimum credit score of XX. The borrower's qualifying score is XXX. The file included an approved exception pg XXX , citing mitigating factors of strong marketing trends and strong reserves.
IWA4REWCSUS	XXXX			XXXX		3	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
CJFL5K44PQJ	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Valid ID - Missing - EV 2
COMMENT: The loan file contains a copy of the borrower expired VISA as of XX/XX/XXXX (p 256) and a copy of a renewal application (p 257) I-797C NOA dated XX/XX/XXXX. It should be noted that the completion of the form does not guarantee renewal. The loan approval contains an exception for this; however, due to the subject note date XX/XX/XXXX which is over one year since the renewal application date (XX/XX/XXXX) the borrower should have received something from immigration regarding an extension of residency.	*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
COMMENT:   The subject loan contains a marriage certificate (p X) dated XX/XX/XXXX for the borrowers indicating the subject address as their mailing address. The loan file contains an immigration residency renewal application for the borrower (p X) dated XX/XX/XXXX which also reflects the subject property as the mailing address for the borrower. The credit report for the co-borrower (p X) has the subject address reported as of XX/XX/XXXX. The veri-tax SSN verification (p X also supports the subject property address for the co-borrower as of XX/XX/XXXX. The purchase contract (p X) was originally written and signed XX/XX/XXXX by XXXX (XXXXX) and then later assigned to the borrowers (p X) in XXXX.  The appraiser mentioned it is unclear if non-arm's length sale as the subject has not been listed in the past XX months.  The subject property is X sqft whereas the listed primary on the loan application are for BRW 1 is XXXX sqft and BRW X is XXXX sqft.  No lease agreement supporting the property is to be rented out.

*** (CURED) Validation of primary residence - Missing - EV R
														COMMENT: The loan file is missing a Sitex Report for borrower primary address located at XXXXX.
REPWVRF3BQ3	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
													COMMENT: The guidelines pg XXX require Refinances without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within 60 days of close of escrow or proof borrower established monthly payment plan with XXXX. The borrower is on a payment plan. The file included an approved exception XXXXX.
WCHHCN2KJ53	XXXX			XXXX		3	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
SHFWLRK2Z32	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  indicate Coinsurance is generally discouraged.  The evidence of insurance included a coinsurance policy. The file included an approved exception XXXXX.

*** (OPEN) Lease Requirement  - EV 2
													COMMENT: The subject is a refinance transaction. One of the units is on a short term lease XXX. The file included an approved exception XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
34OB4TCZV21	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX require a minimum credit score of XX. The co-borrower's qualifying score is XXX. The file included an approved exception XXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
JPBPTRHXR0T	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Fraud Alert on credit report - EV 2
													COMMENT: Borrower initiated Fraud AlertThe credit report reflects a fraud alert. The file did not include evidence the borrower was contacted prior to the extension of credit.
W4SQTZEWXYY	XXXX			XXXX		3	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
3UYAXFZFZX2	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines pg XXX  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflects the borrower has XX active accounts with a high credit of $XX.The file included an approved exception XXXXX

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The transaction is a XXXXX and the appraisal notates the property is XXXX. The file included an approved exception XXXXX

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
													COMMENT: The guidelines pg XXX If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) from management company; or Canceled rent checks from the Borrower for the past XX months. The loan application indicated the borrower rented their primary for XXXyears. The file did not include a VOR.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The file is missing evidence of the final HUD executed by the borrower or stamped by the settlement agent.
5RACHVYIKK2	XXXX	XXXX	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
														COMMENT: The guidelines pg XXX indicates all policies shall be issued by an insurance carrier with a rating from an acceptable source. The loan file is missing a copy of the insurance carrier rating.
TGAZK3Q1FGX	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines pg XXX  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The file included an approved exception XXXX. The credit report confirms the borrower has XXX active account.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines pg XXX  require a mortgage payment history of 1*30, the last XX months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The credit report reflects the borrowers mortgage payment history is XX/XX/XXXX

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   The matrix requires a 5% reduction of the LTV for first time investors.  The maximum LTV allowed is 75%, the borrower is a XXX investor; therefore the max allowed is 70%.  The loan closed with a XX% LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines pg XXX require a minimum credit score of 650. The borrowers’ qualifying score is XXX.The file included an approved exception pg XXX , citing mitigating factors of strong reserves.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
41CKZIMAEAZ	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   Lender guidelines section 6.2 require a Verification of Deposit (VOD) or a recent bank statement as acceptable asset verification.  Additionally, per guidelines VCC requires validation of closing funds which is usually done by ensuring the account the final funds are drawn from are in the borrowers/guarantor’s name.  If the final wire/cashier’s check is from the verified account, VCC considers the funds sourced.  The loan file contains verification of the EMD and the cashiers check (p.184) for the $XXX funds to close; however, the loan file is missing the VOD or bank statement to verify the funds are drawn from the borrowers/guarantors account.

*** (CURED) Borrower(s)  Months Reserves Requirement (Fail) - EV R
COMMENT:   Addressed in separate finding.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
														COMMENT: The loan approval reflects the borrower is a first time investor (p.229) and lender guidelines section 6.3 requires a minimum of three months P&I reserves. The loan file does not contain verification of any reserves to meet the requirement.
MPWXR2L5YE1	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
													COMMENT: The subject transaction is a refinance, the appraisal reflected the property was XXXX. The file did not include a lease for the subject property. The file included an approved exception XXXXX.
2LTSNHF2PCD	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT: The borrower has not owned the subject for XX months. Per the title, the borrower does not own the subject property and the loan approval states it is being deeded back to the borrower after being removed XX/XX/XXXX. Per the X(p.X) & Assessor (p.X) the subject was acquired by XXXXs, LLC XX/XX/XXXX and transferred as gift to XXXX on XX/XX/XXXX and the deed shows it being deeded to the borrower at closing (p.130). The loan approval has an approved exception allowing XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Missing LLC / Entity Documents - EV R
														COMMENT: Per the loan approval, the borrower previously owned the property and it was deeded back at closing. Per the Site X (p.198) & Assessor (p.36) the subject was acquired by XXXXX XX/XX/XXXX and transferred as gift to XXXXX XX/XX/XXXX and the deed in the file shows it being deeded to the borrower at closing (p.130). The file contains the HUD for the purchase XX/XX/XXXX (p.131-134) and shows XXXXX as the purchaser and is signed by the subject loan borrower. The Lease dated XX/XX/XXXX (p.136) shows the landlord as Compass Relocations and the landlord that signed is the borrower. The loan file does not contain any documentation connecting the borrower to XXXXX to support the previous ownership and re-acquiring.
XUIDJIQQFD4	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Loan has escrow holdback. No proof it was released - EV R
COMMENT:   No issue.  Repair Holdback Agreement gives 365 days from funding.

*** (CURED) Title issue - EV R
														COMMENT: The tax cert in the file (p.490) shows the XXXX City and School taxes as not paid and the final Settlement Statement does not show these as paid at closing and there is no proof it was paid current prior to closing in the file.
U3GWXFD0NG2	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The transaction is a refinance.  The subject property is XXXX. The file included an approved exception XXXXX.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines pg XXX require a minimum credit score of 650. The borrowers’ qualifying score is XXX	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the borrower executed Lenders Instructions

*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the borrower executed Loan Agreement.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The file is missing the executed Mortgage.

*** (CURED) Note is missing or unexecuted - EV R
														COMMENT: The file is missing the executed Note.
JJUVGLO2GMA	XXXX			XXXX		1	1	1	1	1	1
W1P1H2ZOW3V	XXXX			XXXX		3	1	3	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: The guidelines pg XXX only provides the buyer information.
BE52M3XCKOX	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Purchase Contract - EV 2
COMMENT: The final Settlement Statement (p.X) has a sales price of $XXX; however, the contract of sale (p.X) has a sales price of $XXX. The loan file is missing the fully executed amendment changing the sales price to $XXX	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Missing asset documentation (ATR) - EV R
														COMMENT: Lender guidelines section 6.2 states acceptable asset verification for checking, savings, or money market accounts includes a Verificiation of Deposit (VOD) or a recent bank statement. Additionally, per guidance, VCC requires validation of closing funds which is done by ensuring the account the final funds are drawn from are in the borrowers/guarantors name. The loan file contains the EMD wire receipt (p.110) and the closing funds wire receipt (p.235); however, is missing the VOD or bank statement to verify the funds are drawn from the borrowers account.
SU4HUKUQK3J	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT: The primary residence mortgage history was last rated XX/XX/XXXX. The loan approval has an approved exception allowing based on mitigated factors of high FICO and strong market trends.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Verification of Mortgage (VOM) - EV R
														COMMENT: The loan file is missing the payment history for the loan on the subject with XXXXX #XXXX.
WUB40P1ITN3	XXXX			XXXX		3	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
ORA2QFITOAW	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The hazard insurance is missing $XXX liability.  The loan approval has an approved exception allowing based on mitigated factors of strong market trends and high FICO.

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
													COMMENT: The subject property has XXXX (XX/XX/XXXX) and there is no rating or VOM for the primary residence. The loan approval has an approved exception allowing based on XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
HW0ZATRGNIL	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was XXXXX occupied. The borrower is purchasing a new primary simultaneously with the subject refinance. The file did not include a lease for the subject property. The loan file contains a LOX (p X from borrower on hiring a real estate agent to market a renter. The file included an approved exception pg XXX  Verification of XXXn  - EV 2
COMMENT: The loan file documents a 2nd lien with HUD was paid on the final HUD (p X) for $XXX. The loan file does not contain a payment history for this lien as it is a silent XX with X due to COVID. The file included an approved exception XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Borrower(s)  LTV Requirement (Fail) - EV R
COMMENT:   The matrix requires a 5% reduction of the LTV for first time investors. The maximum LTV allowed is 75%, the borrower is a first-time investor; therefore the max allowed is 70%. The loan closed with a XX% LTV.

*** (CURED) Cash Out Amount Exceeds Guidelines - EV R
COMMENT:   The guidelines (p 50) for incidental cash-out involved in a rate term refinance exceeds the lesser of XX% or $XXX the loan shall be considered a cash-out refinance. The loan approval (p 344) supports the subject loan is a rate term refinance. The final HUD (p 278) reflects cash back of $XXX, is less than XX%; however, exceeds the lesser of $XXX

*** (CURED) Cash reserves less than required by guidelines - EV R
														COMMENT: The guidelines pg XXX months PI reserves required post-closing. The loan file does not have any assets documented for reserves.
WQMFBZ3XTIE	XXXX	XXXX	3	1	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Purchase Contract - EV R
														COMMENT: The purchase contract reflects a purchase price of $XXX. The final HUD reflects a purchase price of $XXX. The file did not include an addendum to the contract confirming the purchase price of $XXX
F24J3PE13R1	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines pg XXX  require Wind and Storm (“Wind and Hail”) policies are required for properties located in areas of high risk.  The evidence of insurance pg XXX  does not include wind and hail coverage. The file included an approved exception XXXX.

*** (OPEN) Mortgage history for primary residence less than XX months - EV 2
COMMENT:   The guidelines pg XXX  require Mortgage payment histories not reported on the credit report, must be verified for the past XX months on the borrower’s primary residence. The borrower lives rent free. The file included an approved exception XXXX.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines pg XXX  Foreign Nationals are non-permanent resident aliens who reside in the United States on a temporary basis and have obtained government issued residency documentation.The file included evidence of the IRS issued TIN pg XXX  reflects the borrower is a XXXXX.  The matrix pg XXX  allows a max LTV of XX% for XXXX.  The loan closed with a LTV of XX%.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines pg XXX , Liens held by private lenders require a verification of mortgage and canceled checks from the borrower for the past XX months. The file included a VOM from a private lender for the subject property. The file did not include the canceled checks.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
														COMMENT: The guidelines pg XXX the evidence of insurance must reflect the amount of coverage and shall be the lesser of (a) the outstanding unpaid principal balance of the loan, or (b) full replacement cost. Replacement cost can be determined by endorsement on insurance cert, the carrier’s estimate, or the lender’s appraisal estimate, or (C) insurance vender-provided replacement cost coverage amount. The appraisal reflects the cost new as $XXX the evidence of insurance reflects coverage amount of $XXX The file did not include replacement cost from the insurer and the evidence of insurance does not reflect replacement cost.
YV3O10KCPQY	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines pg XXX  wind/hail deductible up to the lesser of X% or $XXof loan amount is acceptable. The evidence of insurance pg XXX  does not indicate wind/hail coverage or deductible. The file included an approved exception XXXXX.

*** (OPEN) Rural Property ineligible - EV 2
COMMENT:   The guidelines pg XXX  Properties located in a town or city with less than 2,500 population will be classified as rural and are not eligible collateral. Properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The city of XXXXX population search is underXXXX and the nearest city with a population over XXXXX is XXXXX and is over 25 miles from subject. The file included an approved exception XXXXX.

*** (OPEN) Seller contributions exceed guideline limit - EV 2
COMMENT:   The guidelines (p 48) for third party contributions indicates a max of 3% of the purchase price or VCC value. The final HUD (p 174) reflects seller credit of $XXXX or XX%. The sales price and VCC value is $XXX

*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines pg XXX require a mortgage payment history not reported on the credit report must be verified for the past XX months on the primary residence. The loan file contains a LOX (p 241) from borrower spouse which indicates the borrower has no mortgage responsibility to the primary residence. The file included an approved exception XXXXX.
U2HYUJDH1U4	XXXX	XXXX	3	2	3	3	2	2	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   Lender guidelines state charged off accounts do not need to be paid off if the balance of an individual account is less than $25,000 or if the total balance of all accounts is $25,000 or less.  The borrower hasa $XXX XXX on his credit that were not paid.  The loan approval has an approved exception allowing based on XXXXX.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   Lender guidelines section 7.2 requires landlord insurance policy containing loss of rents, loss of user or business income coverage.  If loss of use is indicated, insurance policy must indicate a Landlord/Rental Policy.  The subject policy has loss of use coverage; however, does not indicate Landlord/Rental Policy as required.

*** (OPEN) Missing LLC / Entity Documents - EV 2
COMMENT:   The loan file is missing the Operating Agreement for XXXX.

*** (OPEN) Property Issues indicated - EV 2
COMMENT:   The subject is legal-non conforming.  The appraisal (p.17) does not confirm it can be rebuilt if destroyed and recommended a rebuild letter to confirm.  The loan file does not contain the recommended rebuild letter.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: Lender guidelines required a minimum score of xxxand the borrowers qualifying score is XXX. The loan approval has an approved exception allowing based on XXXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Lease Requirement  - EV R
														COMMENT: The final HUD shows security deposit and June rents being transferred from the buyer to the seller and the appraisal shows all four units are occupied; however, the file does not contain the rental leases.
HIBS4MUG33Z	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
													COMMENT: The guidelines pg XXX require a mortgage payment history not reported on the credit report must be verified for the past XX months on the primary residence. The loan file contains a VOM LOE pg XXX indicating the borrower lives rent free at the primary residence. The file included an approved exception XXXX.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT:
JUIOCAQKOND	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines pg XXX  indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The evidence of insurance pg XXX  reflects loss of use and does not indicate Landlord/Rental policy

*** (OPEN) HOA Certificate  - EV 2
COMMENT: The subject is an attached XXX. The file did not include the XXX documents. The file included an approved exception pg XXX , citing mitigating factors of seasoned investor and high FICO.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:

*** (CURED) Asset Verification insufficient - EV R
														COMMENT: The final HUD reflects EMD of $XXX paid. The file included evidence of EMD of $XXX paid by a XXX account. The file is missing the additional deposit of $XXXX paid.
ILNHUA5ASDT	XXXX	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) Valid ID - Missing - EV 2
COMMENT: XXXXX XXXX expired XX/XX/XXXX. INS Form XXXX was filed XX/XX/XXXX Based on notes in file, he is in the process of renewing the authorization. He provided his social security card, XXXX statement, XXXXX Driver License exp XX/XX/XXXX and proof of home ownership. Letter from XXXX stating he has lived and worked in the US since XXXX.	*** (CURED) Not all borrowers signed HUD - EV R
														COMMENT: Missing the Final Closing Statement with the disbursement date and borrowers signatures. Copy in file is estimate only and states figures are subject to change.
2CGWLSOQAYT	XXXX	XXXX	XXXX	2	2	2	1	2	1	*** (OPEN) IRS Tax Transcripts - EV 2
COMMENT:   Missing XX Tax Transcript for XXX Personal tax return.  Received CPA letter dated XX/XX/XXXX stating return was efiled.  Lender approved the Confirmation in lieu of the tax transcript
COMMENT:   Lease with tenant (XXXX) has a term from XX/XX/XXXX.  There is a Borrower signed LOE in file stating the tenant sent an email on XX/XX/XXXX to the Management Company with an intent to vacate.  Missing Tenant Letter to terminate the lease. Print out in file is incomplete and doesn't note the tenant or borrower/landlord.   Guidelines and Credit Memo state need an XXXXX certificate and/or SNDA.

														*** (CURED) Fraud Alert on credit report - EV R COMMENT: Fraud alert on credit report. Missing certification from lender stating ID was verified. Missing borrower ID for XXXX
ICBTPPHRXCU	XXXX	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Asset do not meet guidelines - EV 2
COMMENT:   Missing valuation to support required equity $xx,xxx  XXXX ($xx,xxx  XXXXX ($xx,xxx  XXXXX ($xx,xxx  XXXXX ($XXX - XXX lien).
XX/XX/XXXX Finding Remains. Missing Final Title policy for XXX showing in XXX lien position. Title reflects outstanding lien with XXXX with an original principal sum of $XXX	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Closing Statement in file is missing the Closing Date and Disbursement Date and is not signed by all parties.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Missing the Deed of Trust for all X properties.XXXXX

*** (CURED) Tax Returns - EV R
														COMMENT: Missing 2023 Personal Tax Returns or evidence of Extension for XXXX and XXXXX.
FCBMD34YLAR	XXXX	XXXX	XXXX	3	1	1	1	1	1	*** (CURED) Income documentation is incomplete - EV R
														COMMENT: Missing proof of electronic filing for the XXXX Personal Tax Return and the bank statement showing proof of payment in the amount of $XXX on XX/XX/XXXX.
YGDO1U3KURZ	XXXX	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Global Debt Serviice - EV 2
COMMENT:   Global & Property DSCR XXX at XXXX - Acknowledged by lender stating the Property Only DSCR based on lease escalation as of XX/XX/XXXX is XXx. Adequate personal net worth and liquidity for the principal.

*** (OPEN) Hazard Insurance - EV 2
													COMMENT: Insurance was obtained by the tenant and list the borrower/owner and lender as certificate holders. Lender states: the master policy meets or exceeds all of the XXX coverage requirements for real property, replacement cost, general liability and flood hazard.	*** (CURED) Not all borrowers signed HUD - EV R COMMENT: Missing Final HUD signed by Borrower with disbursement date - Estimated HUD1 in file but doesn't note the disbursement date.
YNVRGFXVJWR	XXXX	XXXX	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Missing Final HUD signed by all parties with the Closing Date and Disbursement Date.  File contains an Estimate HUD only

*** (CURED) Title policy missing - EV R
														COMMENT: Missing evidence of the amount of the Loan Title Policy - Prelim Title and CPL do not list the insurance amount.
NJUEE3HS5DZ	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Global Debt Serviice - EV 2
COMMENT:   Lender Acknowledge property DSCR XXXXx and Market DSCR per Appraisal values XXXXx (Insufficient Property DSCR for FY XXXX, XXXX, XXXXand as of XX/XX/XXXX).  Current DSCR is below minim XX.  Lender stating the following Key Strengths:  Sufficient Property only DSCR for market Rent & projection based on projected rental income. Sufficient historical Global DSCR for all fiscal periods based on the market rent and personal income. Strong & Adequate stated net worth.  XX% LTV, Strong FICO of principals ( XXXX)
COMMENT: Missing Subordination Agreements for current leases: XXXXX	*** (CURED) IRS Tax Transcripts - EV R
COMMENT:   Missing Tax Transcripts for XXXX LP for XXXX.

*** (CURED) Mortgage missing / unexecuted - EV R
														COMMENT: Mortgage contains an address correction which has not been acknowledged by the borrowers. Document included regarding the address is missing the XXX partners signature. Also missing certified copy of Mortgage.
KSPZ0ABDMED	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   Missing Subordination Agreement for both leases 1. XXXXX and 2. XXXXX

*** (CURED) Missing Lease Agreement  - EV R
														COMMENT: Missing both lease for the subject property signed by ALL parties. 1. XXXXX and 2. XXXX (based on the appraisal both started XX/XX/XXXX for XXX mths).